As filed with the Securities and Exchange Commission on June 22, 2001.


                                                      1933 Act File No. 2-75093
                                                     1940 Act File No. 811-3333

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                                                    -
                        Pre-Effective Amendment No. _____

                        Post-Effective Amendment No. 30_

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                                                        -

                               Amendment No. _32_

                           USAA TAX EXEMPT FUND, INC.
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                 9800 FREDERICKSBURG ROAD, SAN ANTONIO, TX 78288
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (210) 498-0600

                          Michael D. Wagner, Secretary
                           USAA TAX EXEMPT FUND, INC.
                            9800 Fredericksburg Road
                           San Antonio, TX 78288-0227
                         ------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485


___ immediately upon filing pursuant to paragraph (b)
___ on (date) pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
_X_ on (August 1, 2001) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Exhibit Index on Pages 262 - 264

                                     Part A


                              Prospectuses for the

                    Long-Term, Intermediate-Term, Short-Term

                       and Tax Exempt Money Market Funds,

               California Bond and California Money Market Funds,

               New York Bond and New York Money Market Funds, and

                  Virginia Bond and Virginia Money Market Funds

                               are included herein

                                     Part A


                               Prospectus for the

                    Long-Term, Intermediate-Term, Short-Term

                        and Tax Exempt Money Market Funds

                                                            PROSPECTUS
                                                            AUGUST 1, 2001

USAA NATIONAL TAX-EXEMPT FUNDS

             (USAA LONG-TERM FUND, USAA INTERMEDIATE-TERM FUND, USAA SHORT-TERM FUND, AND USAA TAX EXEMPT MONEY MARKET FUND)


TABLE OF CONTENTS
-----------------------------------------------------------------
What Are Each Fund's Investment
Objectives and Main Strategies?                                 2
-----------------------------------------------------------------
What Are the Main Risks of Investing in These Funds?            2
-----------------------------------------------------------------
Could the Value of Your Investment
in These Funds Fluctuate?                                       3
-----------------------------------------------------------------
Fees and Expenses                                               7
-----------------------------------------------------------------
Fund Investments                                                8
-----------------------------------------------------------------
Fund Management                                                16
-----------------------------------------------------------------
Using Mutual Funds in an Investment Program                    15
-----------------------------------------------------------------
How to Invest                                                  16
-----------------------------------------------------------------
How to Redeem                                                  18
-----------------------------------------------------------------
Important Information About Purchases and Redemptions          19
-----------------------------------------------------------------
Exchanges                                                      20
-----------------------------------------------------------------
Shareholder Information                                        20
-----------------------------------------------------------------
Financial Highlights                                           23
-----------------------------------------------------------------
Appendix A                                                     27
-----------------------------------------------------------------
Appendix B                                                     29
-----------------------------------------------------------------
Appendix C                                                     30
-----------------------------------------------------------------

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA NATIONAL TAX-EXEMPT FUNDS
-------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THESE FUNDS. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT ARE EACH FUND'S INVESTMENT
     OBJECTIVES AND MAIN STRATEGIES?

Each Fund has a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

The LONG-TERM, INTERMEDIATE-TERM, AND SHORT-TERM FUNDS invest primarily in investment-grade, tax-exempt securities differentiated by maturity limitations. The dollar-weighted average portfolio maturity for the Long-Term Fund is ten years or more, the Intermediate-Term Fund is between three and ten years, and the Short-Term Fund is three years or less.

The TAX EXEMPT MONEY MARKET FUND invests in high-quality, tax-exempt securities with maturities of 397 days or less.

Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 8 for more information.

WHAT ARE THE MAIN RISKS
     OF INVESTING IN THESE FUNDS?

The two main risks of investing in these Funds are credit risk and market risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

      * CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

      * MARKET RISK involves the possibility that the value of each Fund's investments will decline because of an increase in interest rates, or to adverse changes in supply and demand for municipal securities, or other market factors.

IF INTEREST RATES INCREASE: the yield of each Fund may increase and the market value of the Long-Term, Intermediate-Term, and Short-Term Funds' securities will likely decline, adversely affecting the net asset value and total return.

IF INTEREST RATES DECREASE: the yield of each Fund may decrease and the market value of the Long-Term, Intermediate-Term, and Short-Term Funds' securities may increase, which would likely increase the Funds' net asset value and total return. The Tax Exempt Money Market Fund's total return may decrease.

Other risks of investing in these Funds include call risk and structural risk.

As you consider an investment in these Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in any of these Funds is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in that Fund.


Look for this symbol ! throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.


USAA NATIONAL TAX
EXEMPT FUNDS - 2

COULD THE VALUE OF YOUR INVESTMENT
     IN THESE FUNDS FLUCTUATE?

Yes, it could. In fact, the value of your investment in the Long-Term, Intermediate-Term, or Short-Term Funds will fluctuate with the changing market values of the investments in these Funds. We manage the Tax Exempt Money Market Fund in accordance with strict Securities and Exchange Commission (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

The value of the securities in which the Long-Term, Intermediate-Term, and Short-Term Funds invest typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations. The following bar charts illustrate the Funds' volatility and performance from year to year for each full calendar year over the past ten years.

TOTAL RETURN

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

LONG-TERM FUND

[BAR CHART]
                CALENDAR YEAR             TOTAL RETURN
                    1991                     12.38%
                    1992                      8.62%
                    1993                     12.51%
                    1994                     -7.92%
                    1995                     18.58%
                    1996                      4.47%
                    1997                     10.38%
                    1998                      5.97%
                    1999                     -5.04%
                    2000                     12.11%

[SIDE BAR]
6-MONTH TOTAL RETURN
X.XX%     (6/30/01)

BEST QUARTER
7.77%     1ST QTR. 1995

WORST QUARTER
-5.55%    1ST QTR. 1994

The table on the next page, shows how the Long-Term Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.


                                                                 3 - PROSPECTUS

USAA NATIONAL TAX EXEMPT FUNDS
-------------------------------------------------------------------------------

     ==========================================================================
                              AVERAGE ANNUAL TOTAL RETURNS
                       (FOR THE PERIODS ENDING DECEMBER 31, 2000)
                                                                       LIFE OF
                                      PAST        PAST       PAST        FUND
                                     1 YEAR      5 YEAR    10 YEARS    03/19/82
     --------------------------------------------------------------------------
        Long-Term Fund               12.11%       5.40%      6.91%      9.36%
     --------------------------------------------------------------------------
        Lehman Brothers
        Municipal Bond Index*        11.68%       5.84%      7.32%      9.96%
     --------------------------------------------------------------------------
        Lipper General Municipal
        Debt Fund Index**            11.10%       4.99%      6.79%      9.73%+
     ==========================================================================
        * THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET.

       ** THE LIPPER GENERAL MUNICIPAL DEBT FUND INDEX TRACKS THE  TOTAL RETURN
          PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN MUNICIPAL DEBT ISSUES IN THE TOP FOUR CREDIT RATINGS.

        + THE  PERFORMANCE  OF THE LIPPER GENERAL MUNICIPAL DEBT FUND INDEX  IS
          CALCULATED AT THE END OF THE MONTH, FEBRUARY 28, 1982, WHILE THE FUND'S INCEPTION DATE IS MARCH 19, 1982. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.



INTERMEDIATE-TERM FUND


[SIDE BAR]
                CALENDAR YEAR             TOTAL RETURN
                    1991                     11.14%
                    1992                      8.49%
                    1993                     11.47%
                    1994                     -4.03%
                    1995                     15.07%
                    1996                      4.49%
                    1997                      9.39%
                    1998                      6.32%
                    1999                     -2.61%
                    2000                      9.83%

[SIDE BAR]
6-MONTH TOTAL RETURN
X.XX%     (6/30/01)

BEST QUARTER
5.50%     1ST QTR. 1995

WORST QUARTER
-4.63%    1ST QTR. 1994


The table on the next page shows how the Intermediate-Term Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

USAA NATIONAL TAX-
EXEMPT FUNDS - 4

     ==========================================================================
                              AVERAGE ANNUAL TOTAL RETURNS
                       (FOR THE PERIODS ENDING DECEMBER 31, 2000)
                                                                       LIFE OF
                                     PAST        PAST       PAST        FUND
                                    1 YEAR      5 YEAR    10 YEARS    03/19/82
     --------------------------------------------------------------------------
        Intermediate-Term Fund       9.83%       5.39%      6.79%       8.44%
     --------------------------------------------------------------------------
        Lehman Brothers
        Municipal Bond Index*       11.68%       5.84%      7.32%       9.96%
     --------------------------------------------------------------------------
        Lipper Intermediate Municipal
        Debt Fund Index**            8.67%       4.80%      6.09%        N/A
     ==========================================================================
        * THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET.

        ** THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST IN MUNICIPAL DEBT ISSUES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF FIVE TO TEN YEARS.


SHORT-TERM FUND


[SIDE BAR]
                CALENDAR YEAR             TOTAL RETURN
                    1991                      7.70%
                    1992                      5.96%
                    1993                      5.52%
                    1994                       .82%
                    1995                      8.11%
                    1996                      4.44%
                    1997                      5.85%
                    1998                      4.95%
                    1999                      1.64%
                    2000                      6.03%

[SIDE BAR]
6-MONTH TOTAL RETURN
X.XX%     (6/30/01)

BEST QUARTER
 2.57%    1ST QTR. 1995

WORST QUARTER
-1.05%    1ST QTR. 1994


The table below, shows how the Short-Term Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

     ==========================================================================
                           AVERAGE ANNUAL TOTAL RETURNS
                  (FOR THE PERIODS ENDING DECEMBER 31, 2000)
                                                                        LIFE OF
                                      PAST        PAST       PAST        FUND
                                     1 YEAR      5 YEAR    10 YEARS    03/19/82
     --------------------------------------------------------------------------
        Short-Term Fund                6.03%      4.57%      5.08%       6.04%
     --------------------------------------------------------------------------
        Lehman Brothers
        Municipal Bond Index*         11.68%      5.84%      7.32%       9.96%
     --------------------------------------------------------------------------
        Lipper Short Municipal
        Debt Fund Index**              4.94%      4.02%       N/A         N/A
     ==========================================================================
        * THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET.

        ** THE LIPPER SHORT MUNICIPAL DEBT FUND INDEX TRACKS THE TOTAL RETURN
           PERFORMANCE OF THE 10 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST IN MUNICIPAL DEBT ISSUES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF LESS THAN THREE YEARS.


                                                                 5 - PROSPECTUS

USAA NATIONAL TAX-EXEMPT FUNDS
-------------------------------------------------------------------------------

TAX EXEMPT MONEY MARKET FUND


[SIDE BAR]
                CALENDAR YEAR             TOTAL RETURN
                    1991                      4.80%
                    1992                      3.12%
                    1993                      2.38%
                    1994                      2.64%
                    1995                      3.70%
                    1996                      3.34%
                    1997                      3.46%
                    1998                      3.37%
                    1999                      3.15%
                    2000                      3.89%

[SIDE BAR]
6-MONTH TOTAL RETURN
X.XX%     (6/30/01)

BEST QUARTER
1.31%     1ST QTR. 1991

WORST QUARTER
 .54%     1ST QTR. 1994

The table below shows the Tax Exempt Money Market Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.

     ==========================================================================
                              AVERAGE ANNUAL TOTAL RETURNS
                       (FOR THE PERIODS ENDING DECEMBER 31, 2000)
                                                                      LIFE OF
                                      PAST      PAST        PAST       FUND
                                     1 YEAR    5 YEAR     10 YEARS    2/06/84
     --------------------------------------------------------------------------
           Tax Exempt Money
           Market Fund                3.89%     3.44%       3.38%      4.24%
     ==========================================================================


YIELD

All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

[SIDE BAR]
     YIELD IS ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUNDS SHARE PRICE.

     EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD, HOWEVER, WHEN ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.

LONG-, INTERMEDIATE-, AND SHORT-TERM FUNDS

The Long-, Intermediate-, and Short-Term Funds may advertise performance in terms of a 30-day yield quotation or a tax-equivalent yield. The Funds' 30-day yields for the period ended December 31, 2000, were as follows:

                       -----------------------------------------
                         Long-Term Fund                   5.21%
                         Intermediate-Term Fund           4.76%
                         Short-Term Fund                  4.38%
                       -----------------------------------------

TAX EXEMPT MONEY MARKET FUND

The Tax Exempt Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or a tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2000, was 4.50%.

USAA NATIONAL TAX-
EXEMPT FUNDS - 6

TAX-EQUIVALENT YIELD

Investors use tax-equivalent yields to compare taxable and tax-exempt fixed income investments using a common yield measure. The tax-equivalent yield is the yield that a fully taxable investment must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon your federal marginal income tax rate and assumes that an investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable is the Fund's tax exemption.


For example, if you assume a federal marginal tax rate of 36%, the Funds' tax-equivalent yields for the period ending December 31, 2000, would be as follows:

                                                                TAX-EQUIVALENT
                                                     YIELD           YIELD
     --------------------------------------------------------------------------
       Long-Term Fund (30 day)                       5.21%           8.14%
       Intermediate-Term Fund (30 day)               4.76%           7.44%
       Short-Term Fund (30 day)                      4.38%           6.84%
       Tax Exempt Money Market Fund (7 day)          4.50%           7.03%

Using the example, to exceed the 30-day yield of the Long-Term Fund on an after-tax basis, you must find a fully taxable investment that yields more than 8.14%. Likewise, to exceed the 7-day yield of the Tax Exempt Money Market Fund, you must find a fully taxable investment that yields more than 7.03%.

For more information on calculating tax-equivalent yields, see APPENDIX B on page 30.

CURRENT PRICE AND TOTAL RETURN INFORMATION
Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for these Funds, through our usaa.com Internet Web site once you established Internet access. See page 18 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. PresS 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the fund you would like to receive information on followed by the pound sign (#) when asked for a fund code.

[SIDE BAR]
FUND NUMBER
LONG-TERM               43
INTERMEDIATE-TERM       44
SHORT-TERM              45
TAX EXEMPT MONEY MARKET 46


TICKER SYMBOL
LONG-TERM FUND
USTEX
INTERMEDIATE-TERM FUND
USATX
SHORT-TERM FUND
USSTX
TAX EXEMPT MONEY
MARKET FUND
USEXX

NEWSPAPER SYMBOL
LONG-TERM FUND
TxElt
INTERMEDIATE-TERM FUND
TxElt
SHORT-TERM FUND
TxESh


Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in these Funds.

SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS
There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses during the past

                                                                 7 - PROSPECTUS

USAA NATIONAL TAX-EXEMPT FUNDS
-------------------------------------------------------------------------------

fiscal year ended March 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

                     MANAGEMENT    DISTRIBUTION     OTHER       TOTAL ANNUAL
                       FEES        (12b-1) FEES    EXPENSES  OPERATING EXPENSES
-------------------------------------------------------------------------------
Long-Term Fund          .28%          None          .23%           .51%
Intermediate-Term
Fund                    .28%          None          .23%           .51%
Short-Term Fund         .28%          None          .24%           .52%

Tax Exempt
Money Market Fund       .28%          None          .19%           .47%


[SIDE BAR]
     12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.


EXAMPLE OF EFFECT OF FUND'S OPERATING EXPENSES
This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of those periods shown.


                                1 YEAR    3 YEARS      5 YEARS     10 YEARS
     --------------------------------------------------------------------------
       Long-Term Fund             $52       $164        $285         $640
       Intermediate-Term Fund     $52       $164        $285         $640
       Short-Term Fund            $53       $167        $291         $653
       Tax Exempt Money
       Market Fund                $48       $151        $263         $591


FUND INVESTMENTS

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Q    WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

A Each Fund's principal strategy is the investment of its assets in securities, the interest from which, in the opinion of counsel, is excluded from gross income for federal income tax purposes, but may be subject to state and local taxes.

     These securities include municipal debt obligations that have been issued by states and their political subdivisions, and duly constituted state and local authorities and corporations as well as securities issued by certain U.S. territories or possessions, such as Puerto Rico, the Virgin Islands, and Guam. Tax-exempt securities are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     Because the projects benefit the public, Congress has granted exemption from federal income taxes for the interest income arising from these securities.

Q    WHAT TYPES  OF TAX-EXEMPT  SECURITIES  WILL  BE  INCLUDED  IN  EACH FUND'S
     PORTFOLIO?

A Each Fund's assets may be invested in any of the following tax-exempt securities:

     * GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

USAA NATIONAL TAX-
EXEMPT FUNDS - 8

     * REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

     * LEASE OBLIGATIONS backed by the municipality's covenant to budget for the payments due under the lease obligation;

     *  INDUSTRIAL   DEVELOPMENT  BONDS  issued  by  or  on  behalf  of  public authorities to obtain funds for privately operated facilities; and

     *  SYNTHETIC  INSTRUMENTS,   which  combine  a  municipality's   long-term
        obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of each Fund's assets in short-term securities whether or not they are exempt from federal income tax. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

Q WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

A The two principal risks of investing in tax-exempt securities are credit risk and market risk.


[EXCLAMATION POINT]

        CREDIT RISK. The bonds in each Fund's portfolio are subject to credit risk. Credit Risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. We attempt to minimize the Funds' credit risks by investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

        When evaluating potential investments for the Funds, our analysts also independently assess credit risk and its impact on the Funds' portfolios. Securities in the lowest investment grade ratings category
        (BBB) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities.

[EXCLAMATION POINT]

        MARKET RISK. As a mutual fund investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Q    WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

A Two other risks that are applicable to certain tax-exempt securities are call risk and structural risk.

                                                                 9 - PROSPECTUS

USAA NATIONAL TAX-EXEMPT FUNDS
-------------------------------------------------------------------------------

[EXCLAMATION POINT]

        CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

        Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

        Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is impacted in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

[EXCLAMATION POINT]

        STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the Tax-Exempt Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Q WHAT ARE THE DIFFERENCES BETWEEN THE LONG-TERM, INTERMEDIATE-TERM, AND SHORT-TERM FUNDS?

A The differences in the Funds are in the average weighted maturities of all the securities in the portfolios. Generally, the longer the maturity, the higher the yield and the greater the price volatility.

                                    MATURITY LIMITS

                                                    Portfolio Weighted
                     Fund                                 Average
                  -----------------------------------------------------
                  Long-Term                          10 years or more
                  Intermediate-Term                  3-10 years
                  Short-Term                         3 years or less

     Within these limitations, a Fund may purchase individual securities with stated maturities greater than the Fund's weighted average maturity limits. In determining a security's maturity for purposes of calculating a Fund's average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the average weighted maturities of these Funds' portfolios, see INVESTMENT POLICIES in the statement of additional information.

USAA NATIONAL TAX-
EXEMPT FUNDS - 10

Q    ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

A Each Fund is considered diversified under the federal securities laws. With respect to the Long-Term Fund, the Intermediate-Term Fund, and the Short-Term Fund, this means that we will not invest more than 5% in any one issuer with respect to 75% of the Funds' assets. With respect to the remaining 25% of the Funds' assets, we could invest more than 5% in any one, or more, issuers.

     With respect to the Tax Exempt Money Market Fund, we will not generally invest more than 5% of the Fund's assets in any one or more issuers. Also, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward these limitations.

     We also may not invest more than 25% of the Funds' assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of the Funds' assets in tax-exempt industrial revenue bonds. The 25% industry limitation does not apply to general obligation bonds or bonds that are escrowed in U.S. government securities.

Q    DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

A Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide a net economic benefit to the shareholders.

Q WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO FEDERAL INCOME TAXES?

A During normal market conditions, at least 80% of each Fund's annual income will be excluded from gross income for federal income tax purposes. This policy may only be changed by a shareholder vote. We expect that any taxable interest income distributed will be minimal.

     However, gains and losses from trading securities that occur during the normal course of managing a fund may create net capital gain distributions. The Internal Revenue Code presently treats these distributions differently than tax-exempt interest income in the following ways:

     * Distributions of net short-term capital gains are taxable as ordinary income.

     * Distributions of net long-term capital gains are taxable as long-term capital gains, regardless of the length of time you have held the Fund shares.

     * Both short-term and long-term capital gains are taxable whether received in cash or reinvested in additional shares.

Q WILL INCOME FROM THE FUNDS BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR INDIVIDUALS?

A During normal market conditions, at least 80% of each Fund's annual income will be excluded from the calculation of the federal alternative minimum tax (AMT) for individuals. This policy may only be changed by a shareholder vote. Since inception,

                                                                11 - PROSPECTUS

USAA NATIONAL TAX-EXEMPT FUNDS
-------------------------------------------------------------------------------

     the Funds have not distributed any income that is subject to the federal AMT for individuals, and we do not intend to invest in securities subject to the federal AMT. However, of course, changes in federal tax laws or other unforeseen circumstances could result in income subject to the federal AMT for individuals.

LONG-, INTERMEDIATE-, AND SHORT-TERM FUNDS

Q    WHAT IS THE CREDIT QUALITY OF THE FUNDS' INVESTMENTS?

A Under normal market conditions, we will invest each Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch, Inc. (Fitch), in the highest short-term rating category by Moody's, S&P, or Fitch. If a security is not rated by these rating agencies, we must determine that the security is of equivalent investment quality.

     In no event will we purchase a security for a Fund unless it is rated at least investment grade at the time of purchase. Investment-grade securities are those securities rated within the four highest long-term rating categories by Moody's (Baa or higher), S&P, or Fitch (BBB or higher), or in the two highest short-term rating categories by these rating agencies. If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

     On occasion, we may purchase a credit rating on a particular security when we believe it will provide a net economic benefit to the shareholders.

     You will find a complete description of the above tax-exempt ratings in the Funds' statement of additional information.

Q WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED TO BELOW INVESTMENT GRADE?

A We will determine whether it is in the best interest of a Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce a Fund's holdings in such securities to 5% or less of a Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We manage tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

TAX EXEMPT MONEY MARKET FUND

Q    WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

A The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

     *  issued  or  guaranteed  by  the  U.S.   government  or  any  agency  or
        instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities

USAA NATIONAL TAX-
EXEMPT FUNDS - 12

     * rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO

     * unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated or

     *  unrated but determined by us to be of comparable quality

     In addition, we must consider whether a particular investment presents minimal credit risk.

Q    WHO ARE THE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS?

A    Current NRSROs include:

     *  Moody's Investors Service
     *  Standard & Poor's Ratings Group
     *  Fitch, Inc.

Q    WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

A If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.

Q    WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

[SIDE BAR]
     DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO IT MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

A While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

     For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk. The Fund has also purchased insurance to protect against defaults. This insurance is subject to deductibles and dollar limits.

     There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest risk by limiting the maturity of each security to 397 days or less and maintaining a dollar-weighted average portfolio maturity for the Fund of 90 days or less.

     Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit analysis or to take advantage of an opportunity to reinvest at a higher yield.

For additional information about other securities in which we may invest each of the Fund's assets, see APPENDIX A on page 27.

                                                                13 - PROSPECTUS

USAA NATIONAL TAX-EXEMPT FUNDS
-------------------------------------------------------------------------------

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of these Funds. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

[SIDE BAR]
TOTAL ASSETS
UNDER MANAGEMENT
BY USAA INVESTMENT MANAGEMENT COMPANY
APPROXIMATELY $XX BILLION

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Funds' portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. For our services, the Funds pay us an annual fee. The fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee for each Fund was computed and paid at twenty-eight one-hundredths of one percent (.28%) of average net assets for the fiscal year ended March 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for each of the Long-, Intermediate-, and Short-Term Funds will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Fund Index, Intermediate Municipal Debt Fund Index, and Short Municipal Debt Fund Index, respectively. The base fee for each Fund will be computed and paid as reference above. The performance adjustment will be calculated monthly by comparing each Fund's performance to that of its RESPECTIVE LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX
LONG-TERM FUND - LIPPER GENERAL MUNICIPAL DEBT FUND INDEX

INTERMEDIATE-TERM FUND - LIPPER INTERMEDIATE MUNICIPAL DEBT FUND INDEX

SHORT-TERM FUND - LIPPER SHORT MUNICIPAL DEBT FUND INDEX

The maximum annualized performance adjustment rate is +/-0.06% of each Fund's average net assets over the performance period. The performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services for the Funds. Our affiliate, USAA Shareholder Account Services, also provides transfer agency services for the Funds.


PORTFOLIO MANAGERS

LONG-TERM FUND

Robert R. Pariseau, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since November 1999. He has 17 years' investment management experience working for us. Mr. Pariseau earned the Chartered Financial Analyst designation in 1987 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MBA from Lindenwood College and a BS from the U.S. Naval Academy.

USAA NATIONAL TAX-
EXEMPT FUNDS - 12

INTERMEDIATE-TERM AND SHORT-TERM FUNDS

Clifford A. Gladson, CFA, vice president of Mutual Fund Portfolios, has managed the Funds since April 1993 and April 1994, respectively. He has 13 years' investment management experience and has worked for us for 11 years. Mr. Gladson earned the Chartered Financial Analyst designation in 1990 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MS from the University of Wisconsin, Milwaukee and a BS from Marquette University.

TAX EXEMPT MONEY MARKET FUND

Anthony M. Era, Jr., assistant vice president of Money Market Funds, has managed the Fund since February 2000. He has 14 years' investment management experience and has worked for us for 13 years. Mr. Era is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the Bank and Financial Analysts of New York. He holds a Master's Degree in Finance from the University of Texas at San Antonio and a BA from Creighton University, Omaha, Nebraska.

USING MUTUAL FUNDS
     IN AN INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.


USING FUNDS IN AN INVESTMENT PROGRAM

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

For example, assume you wish to pursue the higher yields usually available in the long-term bond market, but you are also concerned about the possible price swings of the long-term bonds. You could divide your investments between the Long-Term Fund and the Tax Exempt Money Market Fund. This would create a portfolio with a higher yield than that of the money market and less volatility than that of the long-term market. This is just one way you could combine funds to fit your own risk and reward goals.

USAA'S FAMILY OF FUNDS

We offer you another alternative with our asset strategy funds listed in APPENDIX C under asset allocation on page 30. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who

                                                                15 - PROSPECTUS

USAA NATIONAL TAX-EXEMPT FUNDS
-------------------------------------------------------------------------------

prefers to delegate  the asset  allocation  process to an  investment  manager,
their  structure  achieves   diversification  across  a  number  of  investment
categories.

Whether you prefer to create your own mix of mutual funds or use a USAA asset strategy fund, the USAA family of funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX C on page 31 for a complete list of the USAA family of no-load mutual funds.

HOW TO INVEST

OPENING AN ACCOUNT

You may open an account and make an investment as described below on the Internet, by mail, in person, bank wire, or phone. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
   * $3,000

ADDITIONAL MINIMUM PURCHASES

   * $50 per transaction, per account. (Except on transfers from brokerage accounts into the Tax Exempt Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

HOW TO PURCHASE BY...

INTERNET ACCESS - USAA.COM

   * You can use your personal computer to perform certain mutual fund transactions by accessing our Web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number

USAA NATIONAL TAX-
EXEMPT FUNDS - 16
     and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

MAIL

   * To open an account, send your application and check to:

                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

   * To add to your  account,  send  your  check  and the  deposit  stub in the
     business  reply  envelope  that   accompanies   your  Fund's   transaction
     confirmation to the transfer agent:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288

IN PERSON

   * To open an account, bring your application and check to our San Antonio investment sales and service office at:

                  USAA Federal Savings Bank
                  10750 Robert F. McDermott Freeway
                  San Antonio, TX 78288

BANK WIRE

   * To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                  State Street Bank and Trust Company
                  Boston, MA 02101
                  ABA#011000028
                  Attn: USAA Tax Exempt Fund Name
                  USAA Account Number: 69384998
                  Shareholder(s) Name(s) _____________________________
                  Shareholder(s) Mutual Fund Account No._______________

ELECTRONIC FUNDS TRANSFER (EFT)

   * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

   * If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

   * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

                                                                17 - PROSPECTUS

USAA NATIONAL TAX-EXEMPT FUNDS
-------------------------------------------------------------------------------

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM BY...

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

   * Access our Internet Web site at usaa.com.

   * Send your written instructions to:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)


   * Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

   * Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

   * Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

   * Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.


USAA NATIONAL TAX-
EXEMPT FUNDS - 18

CHECKWRITING

   * Checks can be issued for the Short-Term Fund and Tax Exempt Money Market Fund accounts. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

                 USAA Shareholder Account Services
                 9800 Fredericksburg Road
                 San Antonio, TX 78288

You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account. Remember, writing a check on your Short-Term Fund results in a taxable event and is therefore reportable for federal tax purposes.

IMPORTANT INFORMATION ABOUT
        PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

ACCOUNT BALANCE

USAA Shareholder Account Services (SAS), the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

FUND RIGHTS

Each Fund reserves the right to:

*  reject purchase or exchange orders when in the best interest of the Fund

* limit or discontinue the offering of shares of the Fund without notice to the shareholders

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long- term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

                                                                19 - PROSPECTUS

USAA NATIONAL TAX-EXEMPT FUNDS
-------------------------------------------------------------------------------

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

*  redeem an account with less than 50 full shares, with certain limitations.

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

The Funds have undertaken certain procedures regarding telephone transactions as described on page 19.

EXCHANGE LIMITATIONS, EXCESSIVE TRADING


To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                               NUMBER OF SHARES
                                  OUTSTANDING


The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.


Securities of the Long-Term, Intermediate-Term, and Short-Term Funds are valued each business day at their current market value as determined by a pricing service approved by the Funds' Board of Directors. Securities that cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Funds' Board of Directors. In addition, securities purchased with maturities of 60 days or less and all securities of the Tax Exempt Money Market Fund are stated at amortized cost, which approximates market value.

USAA NATIONAL TAX-
EXEMPT FUNDS - 20

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

DIVIDENDS AND DISTRIBUTIONS

Net investment income of each Fund is accrued daily and paid on the last business day of the month. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption. Ordinarily, any net capital gain distribution will be paid in December. The Funds will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

[SIDE BAR]
     INCOME DIVIDENDS PAYMENT TO SHAREHOLDERS OF INCOME FROM INTEREST OR DIVIDENDS GENERATED BY THE FUND'S INVESTMENTS.

     CAPITAL GAIN DISTRIBUTIONS PAYMENT TO FUND SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.

We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in each Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any capital gain distributions paid by the Tax Exempt Funds (except the Tax Exempt Money Market Fund) will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of a Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

FEDERAL TAXES

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual income will be exempt from federal income taxes, we may invest up to 20% of the Funds' assets in securities that generate income not exempt from federal or state income taxes. Because interest income may be exempt for federal income tax purposes, it does not necessarily mean that the interest income may be exempt under the income or other tax laws of any state or local taxing authority. As discussed earlier on page 12, capital gains distributed by a Fund may be taxable. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Funds. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

WITHHOLDING

Federal law requires each Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

   * fails to furnish the Fund with a correct tax identification number

   * underreports dividend or interest income or

   * fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Funds' transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

                                                                21 - PROSPECTUS

USAA NATIONAL TAX-EXEMPT FUNDS
-------------------------------------------------------------------------------

REPORTING

Each Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes, including the portion of the dividends constituting interest on private activity bonds and the percentage and source, on a state-by-state basis, of interest income earned on tax-exempt securities held by the Fund during the year.

FUTURE SHAREHOLDER MAILINGS

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of these Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Funds anticipate offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce expenses.

USAA NATIONAL TAX-
EXEMPT FUNDS - 22

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Funds' financial performance for the past five-years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

LONG-TERM FUND

                                       Year ended March 31,
                       --------------------------------------------------------------------
                          2001          2000           1999         1998           1997
                       --------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value at
   beginning of period $     12.75   $     13.92   $     14.00   $     13.22    $     13.17
Net investment income          .74           .76           .76           .78            .79
Net realized and
 unrealized gain (loss)        .66         (1.17)         (.08)          .78            .05
Distributions from
   net investment
   income                     (.74)         (.76)         (.76)         (.78)          (.79)
                       --------------------------------------------------------------------
Net asset value at
   end of period       $     13.41   $     12.75   $     13.92   $     14.00    $     13.22
                       =====================================================================
Total return (%)*            11.35         (2.95)         4.98         12.04           6.51
Net assets at end
   of period (000)     $ 2,098,984   $ 1,935,892   $ 2,168,242   $ 2,042,525    $ 1,822,436
Ratio of expenses
   to average net
   assets (%)                  .36           .36           .36           .36            .37
Ratio of net
   investment income
   to average net
   assets (%)                 5.72          5.77          5.44          5.65           5.95
Portfolio turnover (%)       46.62         29.04         29.56         35.20          40.78

--------------------
* Assumes reinvestment of all dividend income distributions during the period.

                                                                23 - PROSPECTUS

FINANCIAL HIGHLIGHTS

INTERMEDIATE-TERM FUND

                                            Year ended March 31,
                       --------------------------------------------------------------------
                          2001          2000           1999         1998          1997
                       --------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value at
   beginning of period $     12.58   $     13.39   $     13.38   $     12.77   $     12.77
Net investment income          .69           .69           .70           .71           .72
Net realized and
   unrealized
   gain (loss)                 .51          (.81)          .01           .61
Distributions from net
   investment income          (.69)         (.69)         (.70)         (.71)         (.72)
                       --------------------------------------------------------------------
Net asset value at end
   of period           $     13.09   $     12.58   $     13.39   $     13.38   $     12.77
                       ====================================================================
Total return (%)*             9.83          (.84)         5.42         10.59          5.80
Net assets at end of
   period (000)        $ 2,310,809   $ 2,123,310   $ 2,344,401   $ 2,039,505   $ 1,725,684
Ratio of expenses to
   average net assets (%)      .36           .36           .36           .37           .37
Ratio of net investment
   income to average
   net assets (%)             5.41          5.39          5.21          5.42          5.65
Portfolio turnover (%)        9.41         10.46         11.85          7.87         23.05

-----------------

* Assumes reinvestment of all dividend income distributions during the period.

USAA NATIONAL TAX-
EXEMPT FUNDS - 24

FINANCIAL HIGHLIGHTS

SHORT-TERM FUND

                                         Year ended March 31,
                       --------------------------------------------------------------------
                          2001          2000          1999          1998           1997
                       --------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value at
   beginning of period $     10.46   $     10.72   $     10.74   $     10.57   $     10.57
Net investment income          .48           .47           .49           .49           .49
Net realized and
   unrealized
   gain (loss)                 .23          (.26)         (.02)          .17            -
Distribution from net
investment income             (.48)         (.47)         (.49)         (.49)         (.49)
                       --------------------------------------------------------------------
Net asset value at end
   of period           $     10.69   $     10.46   $     10.72   $     10.74   $     10.57
                       ====================================================================
Total return (%)*             7.00          2.05          4.46          6.35          4.70
Net assets at end
   of period (000)     $ 1,024,143   $   967,620   $ 1,033,560   $   970,805   $   804,897
Ratio of expenses
   to average net
   assets (%)                  .38           .38           .38           .39           .41
Ratio of net investment
   income to average
   net assets (%)             4.60          4.48          4.55          4.57          4.60
Portfolio turnover (%)       19.43         18.88          7.34          7.91         27.67

----------------------

* Assumes reinvestment of all dividend income distributions during the period.

                                                                25 - PROSPECTUS

FINANCIAL HIGHLIGHTS

TAX EXEMPT MONEY MARKET FUND

                                             Year ended March 31,

                       --------------------------------------------------------------------
                          2001          2000          1999           1998         1997
                       --------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value at
   beginning of period $      1.00   $      1.00   $      1.00   $      1.00   $       1.00
Net investment income          .04           .03           .03           .03            .03
Distributions from net
   investment income          (.04)         (.03)         (.03)         (.03)          (.03)
                       --------------------------------------------------------------------
Net asset value at end
   of period           $      1.00   $      1.00   $      1.00   $      1.00   $       1.00
                       ====================================================================
Total return (%)*             3.88          3.27          3.26          3.48           3.30
Net assets at end of
    period (000)       $ 1,940,153   $ 1,863,214   $ 1,767,036   $ 1,631,785   $  1,565,634
Ratio of expenses to
   average net assets (%)      .38           .38           .38           .38            .39
ratio of net investment
   income to average
   net assets (%)             3.80          3.24          3.21          3.21           3.25

-----------------------------

* Assumes reinvestment of all dividend income distributions during the period.

 USAA NATIONAL TAX-
EXEMPT FUNDS - 26

                                  APPENDIX A

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE LONG-TERM FUND, INTERMEDIATE-TERM FUND, SHORT-TERM FUND AND TAX EXEMPT MONEY MARKET FUND (FUNDS) MAY BE INVESTED:

VARIABLE RATE SECURITIES

We may invest a Fund's assets in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates.

     * These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

     * Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

     * The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

In the case of the Tax Exempt Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

PUT BONDS

We may invest a Fund's assets in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Long-Term, Intermediate-Term, and Short-Term Bond Funds, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Tax Exempt Money Market Fund is determined as stated under Variable Rate Securities.

ZERO COUPON BONDS

We may invest a Fund's assets in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

SYNTHETIC INSTRUMENTS

We may invest a Fund's assets in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if the instrument (or the underlying bond) loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

WHEN-ISSUED SECURITIES

We may invest a Fund's assets in new securities offered on a when-issued basis.

     * Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

     * The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

     *  Such securities can be sold before settlement date.

MUNICIPAL LEASE OBLIGATIONS

We may invest a Fund's assets in a variety of instruments  commonly referred to
as  municipal  lease   obligations,   including   leases  and  certificates  of
participation in such leases and contracts.

Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis.

                                                                27 - PROSPECTUS

ILLIQUID SECURITIES

We may invest up to 15% of the Long-Term, Intermediate-Term, and Short-Term Funds' net assets and up to 10% of the Tax Exempt Money Market Fund's net
assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

In determining the liquidity of a lease obligation, we will consider: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the put bond.

USAA NATIONAL TAX-
EXEMPT FUNDS - 28

                                  APPENDIX B

TAXABLE-EQUIVALENT YIELD TABLE

Assuming a Federal
Marginal Tax Rate of:      28%          31%           36%          39.6%

To Match a
Tax-Free Yield of:      A Fully Taxable Investment Would Have to Pay You:

     ==========================================================================
        2.00%            2.78%         2.90%          3.13%         3.31%
     --------------------------------------------------------------------------
        2.50%            3.47%         3.62%          3.91%         4.14%
     --------------------------------------------------------------------------
        3.00%            4.17%         4.35%          4.69%         4.97%
     --------------------------------------------------------------------------
        3.50%            4.86%         5.07%          5.47%         5.79%
     --------------------------------------------------------------------------
        4.00%            5.56%         5.80%          6.25%         6.62%
     --------------------------------------------------------------------------
        4.50%            6.25%         6.52%          7.03%         7.45%
     --------------------------------------------------------------------------
        5.00%            6.94%         7.25%          7.81%         8.28%
     --------------------------------------------------------------------------
        5.50%            7.64%         7.97%          8.59%         9.11%
     --------------------------------------------------------------------------
        6.00%            8.33%         8.70%          9.38%         9.93%
     --------------------------------------------------------------------------
        6.50%            9.03%         9.42%         10.16%        10.76%
     --------------------------------------------------------------------------
        7.00%            9.72%        10.14%         10.94%        11.59%
     ==========================================================================

----------------------------

THIS TABLE IS A HYPOTHETICAL ILLUSTRATION AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUND PERFORMANCE OF ANY OF THE USAA FAMILY OF FUNDS.

THESE RATES WERE SELECTED AS EXAMPLES THAT WOULD BE RELEVANT TO MOST TAXPAYERS.

FOR A FURTHER EXPLANATION ON CALCULATING TAX-EQUIVALENT YIELDS, SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

                                                                29 - PROSPECTUS

                                  APPENDIX C


USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


      -------------------                          ------------------------
         EQUITY FUNDS                               ASSET ALLOCATION FUNDS
      -------------------                          ------------------------
       Aggressive Growth                              Balanced Strategy
         Capital Growth                              Cornerstone Strategy
        Emerging Markets                           Growth and Tax Strategy
       First Start Growth                              Growth Strategy
              Gold                                     Income Strategy
             Growth
        Growth & Income                            ------------------------
          Income Stock                                TAXABLE BOND FUNDS
         International                             ------------------------
      Science & Technology                                   GNMA
        Small Cap Stock                            High-Yield Opportunities
             Value                                          Income
          World Growth                              Intermediate-Term Bond
                                                        Short-Term Bond

      ------------------
      MONEY MARKET FUNDS                           ------------------------
      ------------------                                 INDEX FUNDS
         Money Market                              ------------------------
    Tax Exempt Money Market                          Extended Market Index
  Treasury Money Market Trust                         Global Titans Index
       State Money Market                               Nasdaq-100 Index
                                                         S&P 500 Index

    ---------------------
    TAX EXEMPT BOND FUNDS
    ---------------------
          Long-Term
      Intermediate-Term
          Short-Term
       State Bond/Income


FOREIGN   INVESTING  IS  SUBJECT  TO   ADDITIONAL   RISKS,   SUCH  AS  CURRENCY
FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA
EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS INDEX(SM)" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

USAA NATIONAL TAX-
EXEMPT FUNDS - 30

If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet Web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

     ----------------------------------------------------------------------

        INVESTMENT ADVISER, ADMINISTRATOR, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

     ----------------------------------------------------------------------
                                 TRANSFER AGENT
                       USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

     ----------------------------------------------------------------------
                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 1713
                          Boston, Massachusetts 02105

     ----------------------------------------------------------------------

                           TELEPHONE ASSISTANCE HOURS
                         Call toll free - Central Time
                       Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.

     ----------------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)

     ----------------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)

     ----------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)

     ----------------------------------------------------------------------

                                INTERNET ACCESS
                                    usaa.com


                    INVESTMENT COMPANY ACT FILE NO. 811-3333

                                     Part A



                               Prospectus for the

                               California Bond and

                          California Money Market Funds

                                                                 PROSPECTUS
                                                                 AUGUST 1, 2001


USAA CALIFORNIA FUNDS

                           (USAA CALIFORNIA BOND FUND
                     AND USAA CALIFORNIA MONEY MARKET FUND)


TABLE OF CONTENTS
------------------------------------------------------------------
What Are Each Fund's Investment
Objectives and Main Strategies?                                 2
------------------------------------------------------------------
What Are the Main Risks of Investing in These Funds?            2
------------------------------------------------------------------
Could the Value of Your Investment
in These Funds Fluctuate?                                       3
------------------------------------------------------------------
Fees and Expenses                                               6
------------------------------------------------------------------
Fund Investments                                                7
------------------------------------------------------------------
Fund Management                                                13
------------------------------------------------------------------
Using Mutual Funds in an Investment Program                    14
------------------------------------------------------------------
How to Invest                                                  15
------------------------------------------------------------------
How to Redeem                                                  17
------------------------------------------------------------------
Important Information About Purchases and Redemptions          18
------------------------------------------------------------------
Exchanges                                                      19
------------------------------------------------------------------
Shareholder Information                                        19
------------------------------------------------------------------
Financial Highlights                                           22
------------------------------------------------------------------
Appendix A                                                     24
------------------------------------------------------------------
Appendix B                                                     26
------------------------------------------------------------------
Appendix C                                                     27
------------------------------------------------------------------



SHARES OF THE CALIFORNIA FUNDS ARE OFFERED ONLY TO CALIFORNIA RESIDENTS. THE DELIVERY OF THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE WHERE SHARES OF THE CALIFORNIA FUNDS MAY NOT LAWFULLY MADE.

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF EITHER OF THESE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THESE FUNDS. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT ARE EACH FUND'S INVESTMENT
     OBJECTIVES AND MAIN STRATEGIES?

Each Fund has a common objective of providing California investors with a high level of current interest income that is exempt from federal and California State income taxes. The California Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

The CALIFORNIA BOND FUND invests primarily in long-term, investment-grade California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than ten years.


The CALIFORNIA MONEY MARKET FUND invests in high-quality, California tax-exempt securities with maturities of 397 days or less.

Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 7 for more information.

WHAT ARE THE MAIN RISKS
     OF INVESTING IN THESE FUNDS?

The two main risks of investing in these Funds are credit risk and market risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

     * CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

     * MARKET RISK involves the possibility that the value of each Fund's investments will decline because of an increase in interest rates, or to adverse changes in supply and demand for municipal securities, or other market factors.

The credit and market risks may be magnified because each Fund concentrates in California tax-exempt securities.

IF INTEREST RATES INCREASE: the yield of each Fund may increase and the market value of the California Bond Fund's securities will likely decline, adversely affecting the net asset value and total return.

IF INTEREST RATES DECREASE: the yield of each Fund may decrease and the market value of the California Bond Fund's securities may increase, which would likely increase the Fund's net asset value and total return. The California Money Market Fund's total return may decrease.

Other risks of investing in either Fund include call risk and structural risk.

As you consider an investment in either Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

USAA CALIFORNIA
   FUNDS - 2

An investment in either Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the California Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in that Fund.

Look for this symbol ! throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT
      IN THESE FUNDS FLUCTUATE?

Yes, it could. In fact, the value of your investment in the California Bond Fund will fluctuate with the changing market values of the investments in the Fund. We manage the California Money Market Fund in accordance with strict Securities and Exchange Commission (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

The value of the securities in which the California Bond Fund invests typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations. The bar charts shown below illustrate the Funds' volatility and performance from year to year for each full calendar year over the past ten years.

TOTAL RETURN

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

CALIFORNIA BOND FUND

[SIDE BAR]
                    CALENDAR YEAR       TOTAL RETURN
                         1991                10.90%
                         1992                 8.29%
                         1993                12.74%
                         1994                -9.32%
                         1995                21.85%
                         1996                 5.39%
                         1997                10.33%
                         1998                 6.89%
                         1999                -5.22%
                         2000                14.35%

[SIDE BAR]
6-MONTH TOTAL RETURN
X.XX%     (6/30/01)

BEST QUARTER
9.55%     1ST QTR. 1995

WORST QUARTER
-7.06%    1ST QTR. 1994

                                                                 3 - PROSPECTUS

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

The table below shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

     ==========================================================================
                              AVERAGE ANNUAL TOTAL RETURNS
                       (FOR THE PERIODS ENDING DECEMBER 31, 2000)
                                                                      LIFE OF
                                     PAST       PAST       PAST        FUND
                                    1 YEAR     5 YEAR    10 YEARS    08/01/89
     --------------------------------------------------------------------------
        California Bond Fund           14.35%      6.14%      7.26%       7.19%
     --------------------------------------------------------------------------
        Lehman Brothers
        Municipal Bond Index*          11.68%      5.84%      7.32%       7.28%
     --------------------------------------------------------------------------
        Lipper California Municipal
        Debt Fund Index**              12.96%      5.46%      6.89%       6.78%+
     ==========================================================================
        * THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF
          TOTAL  RETURN  PERFORMANCE  FOR  THE   LONG-TERM,   INVESTMENT-GRADE,
          TAX-EXEMPT BOND MARKET.

        **THE LIPPER CALIFORNIA  MUNICIPAL DEBT  FUND  INDEX  TRACKS  THE TOTAL
          RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT LIMIT THEIR ASSETS TO THOSE SECURITIES THAT ARE EXEMPT FROM TAXATION IN THE STATE OF CALIFORNIA.

        + THE PERFORMANCE OF THE LIPPER CALIFORNIA MUNICIPAL DEBT FUND INDEX IS
          CALCULATED AT THE END OF THE MONTH, JULY 31, 1989, WHILE THE FUND'S INCEPTION DATE IS AUGUST 31, 1989. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS ONE-DAY DIFFERENCE.

CALIFORNIA MONEY MARKET FUND

[SIDE BAR]
                    CALENDAR YEAR         TOTAL RETURN
                         1991                4.39%
                         1992                2.91%
                         1993                2.26%
                         1994                2.58%
                         1995                3.64%
                         1996                3.27%
                         1997                3.35%
                         1998                3.17%
                         1999                2.82%
                         2000                3.34%

[SIDE BAR]
6-MONTH TOTAL RETURN
X.XX%     (6/30/01)

BEST QUARTER
1.15%     1ST QTR. 1991

WORST QUARTER
 .51%      1ST QTR. 1994

The table below shows the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.

USAA CALIFORNIA
   FUNDS - 4

        =======================================================================
                              AVERAGE ANNUAL TOTAL RETURNS
                       (FOR THE PERIODS ENDING DECEMBER 31, 2000)
                                                                      LIFE OF
                                      PAST      PAST       PAST        FUND
                                     1 YEAR    5 YEAR    10 YEARS    08/01/89
        -----------------------------------------------------------------------
           California Money
           Market Fund                3.34%     3.19%      3.17%       3.48%
        =======================================================================

YIELD

All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

[SIDE BAR]
     YIELD IS ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

     EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD, HOWEVER, WHEN ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.

CALIFORNIA BOND FUND

The California Bond Fund may advertise performance in terms of a 30-day yield quotation or a tax-equivalent yield. The Fund's 30-day yield for the period ended December 31, 2000, was 4.68%.

CALIFORNIA MONEY MARKET FUND

The California Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2000, was 3.91%.

TAX-EQUIVALENT YIELD

Investors use tax-equivalent yields to compare taxable and tax-exempt fixed income investments using a common yield measure. The tax-equivalent yield is the yield that a fully taxable investment must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon your federal and California marginal income tax rates and assumes that an investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable is the Fund's tax exemption.

For example, if you assume a federal marginal tax rate of 36% and a state marginal tax rate of 9.30%, the Effective Marginal Tax Rate would be 41.95%. Using this tax rate, the Funds' tax-equivalent yields for the period ending December 31, 2000, would be as follows:

                                                                TAX-EQUIVALENT
                                                      YIELD          YIELD
    --------------------------------------------------------------------------
     California Bond Fund (30 day)                    4.68%          8.07%
     California Money Market Fund (7 day)             3.91%          6.74%

                                                                 5 - PROSPECTUS

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

Using the example, to exceed the 30-day yield of the California Bond Fund on an after-tax basis, you must find a fully taxable investment that yields more than 8.07%. Likewise, to exceed the 7-day yield of the California Money Market Fund, you must find a fully taxable investment that yields more than 6.74%.

For more information on calculating tax-equivalent yields, see APPENDIX B on page 26.

CURRENT PRICE AND TOTAL RETURN INFORMATION

[SIDE BAR]
FUND NUMBER
CALIFORNIA BOND FUND  60
CALIFORNIA MONEY
MARKET FUND           61

Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for these Funds, through our usaa.com Internet Web site once you established Internet access. See page 16 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press FUND NUMBER of the Fund you would like to receive information on followed by the pound sign(#) when asked for a fund code.

[SIDE BAR]
TICKER SYMBOL
CALIFORNIA BOND FUND
USCBX

CALIFORNIA MONEY
MARKET FUND
UCAXX

NEWSPAPER SYMBOL
CALIFORNIA BOND FUND
CA Bd

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the symbol "CA Bd" for the California Bond Fund. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in the Funds.

SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and services, and transfer agency fees. The figures on the next page show actual expenses during the past fiscal year ended March 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

                      MANAGEMENT    DISTRIBUTION    OTHER      TOTAL ANNUAL
                         FEES       (12b-1) FEES   EXPENSES  OPERATING EXPENSES
-------------------------------------------------------------------------------
 California Bond Fund     .31%          None         .24%           .55%
 California Money
 Market Fund              .31%          None         .20%           .51%


[SIDE BAR]
     12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

EXAMPLE OF EFFECT OF FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of those periods shown.

USAA CALIFORNIA
   FUNDS - 8

                                   1 YEAR    3 YEARS      5 YEARS     10 YEARS
      -------------------------------------------------------------------------
       California Bond Fund          $56       $176        $307         $689
       California Money
       Market Fund                   $52       $164        $285         $640

FUND INVESTMENTS

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Q    WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

A Each Fund's principal strategy is the investment of its assets in securities, the interest from which, in the opinion of counsel, is excluded from gross income for federal income tax purposes and is exempt from California State income taxes.

     These securities include municipal debt obligations that have been issued by California and its political subdivisions, and duly constituted state and local authorities and corporations. We refer to these securities as California tax-exempt securities. California tax-exempt securities are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     Because the projects benefit the public, Congress has granted exemption from federal income taxes for the interest income arising from these securities. Likewise, the California Legislature has granted an exemption from state personal income taxes for most California municipal securities.

Q    WHAT TYPES  OF TAX-EXEMPT  SECURITIES  WILL BE  INCLUDED  IN  EACH  FUND'S
     PORTFOLIO?

A Each Fund's assets may be invested in any of the following tax-exempt securities:

     * GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

     * REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

     * LEASE OBLIGATIONS backed by the municipality's covenant to budget for the payments due under the lease obligation;

     *  INDUSTRIAL   DEVELOPMENT  BONDS  issued  by  or  on  behalf  of  public authorities to obtain funds for privately operated facilities; and

     * SYNTHETIC INSTRUMENTS, which combine a municipality's long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of each Fund's assets in short-term securities whether or not they are exempt from federal income tax and California State taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.
                                                                 7 - PROSPECTUS

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------
Q WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

A The two principal risks of investing in tax-exempt securities are credit risk and market risk.

        [EXCLAMATION POINT]

        CREDIT RISK. The bonds in each Fund's portfolio are subject to credit risk. Credit Risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. We attempt to minimize the Funds' credit risks by investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

        When evaluating potential investments for the Funds, our analysts also independently assess credit risk and its impact on the Funds' portfolios. Securities in the lowest investment grade ratings category
        (BBB) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities.

[EXCLAMATION POINT]

        MARKET RISK. As a mutual fund investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Q    WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

A Two other risks that are applicable to certain tax-exempt securities are call risk and structural risk.

[EXCLAMATION POINT]

        CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

        Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

        Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is impacted in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

        [EXCLAMATION POINT]

        STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed

USAA CALIFORNIA
   FUNDS - 8
        by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the Tax-Exempt Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Q WHAT PERCENTAGE OF EACH FUND'S ASSETS WILL BE INVESTED IN CALIFORNIA TAX-EXEMPT SECURITIES?

A During normal market conditions, at least 80% of each Fund's net assets will consist of California tax-exempt securities. This policy may only be changed by a shareholder vote.

     In addition to California tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, and Guam are exempt from federal and state personal income taxes; and as such, we may consider investing up to 20% of each Fund's assets in these securities.

Q    ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

A Each Fund is considered diversified under the federal securities laws. This means we will not invest more than 5% in any one issuer with respect to 75% of each Fund's assets. With respect to the remaining 25% of each Fund's assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of California tax-exempt securities.

     With respect to the California Money Market Fund, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution.

     We also may not invest more than 25% of the Funds' assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of the Funds' assets in tax-exempt industrial revenue bonds. The 25% industry limitation does not apply to general obligation bonds or bonds that are escrowed in U.S. government securities.

Q WHAT ARE THE POTENTIAL RISKS ASSOCIATED WITH CONCENTRATING SUCH A LARGE PORTION OF EACH FUND'S ASSETS IN ONE STATE?

A The Funds are subject to credit and market risks, as previously described, which could be magnified by the Funds' concentration in California issues. California tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of California issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within California to a much greater degree than a more diversified national fund.
                                                                 9 - PROSPECTUS

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

     A particular development may not directly relate to the Funds' investments but nevertheless might depress the entire market for the state's tax-exempt securities and therefore adversely impact the Funds' valuation.

     An investment in the California Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

     The following are examples of just some of the events that may depress valuations for California tax-exempt securities for an extended period of time:

     * Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

     * Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

     * Natural disasters such as floods, storms, hurricanes, droughts, fires, or earthquakes.

     * Bankruptcy or financial distress of a prominent municipal issuer within the state.

     * Economic issues that impact critical industries or large employers or that weaken real estate prices.

     *  Reductions in federal or state financial aid.

     *  Imbalance   in  the  supply  and  demand  for  the  state's   municipal
        securities.

     * Developments that may change the tax treatment of California tax-exempt securities.

     In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

     Other considerations affecting the Funds' investments in California tax-exempt securities are summarized in the statement of additional information under SPECIAL RISK CONSIDERATIONS.

Q    DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

A Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide a net economic benefit to the shareholders.

Q WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO FEDERAL INCOME TAXES?

A During normal market conditions, at least 80% of each Fund's annual income will be excluded from gross income for federal income tax purposes and will be exempt from California State income taxes. This policy may only be changed by a shareholder vote. We expect that any taxable interest income distributed will be minimal.

     However, gains and losses from trading securities that occur during the normal course of managing a fund may create net capital gain distributions. The Internal Revenue Code presently treats these distributions differently than tax-exempt interest income in the following ways:

     * Distributions of net short-term capital gains are taxable as ordinary income.
USAA CALIFORNIA
  FUNDS - 10

     * Distributions of net long-term capital gains are taxable as long-term capital gains, regardless of the length of time you have held the Fund shares.

     * Both short-term and long-term capital gains are taxable whether received in cash or reinvested in additional shares.

Q WHAT INCOME FROM THE FUNDS BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR INDIVIDUALS?

A During normal market conditions, at least 80% of each Fund's annual income will be excluded from the calculation of the federal alternative minimum tax (AMT) for individuals. This policy may only be changed by a shareholder vote. Since inception, the Funds have not distributed any income that is subject to the federal AMT for individuals, and we do not intend to invest in securities subject to the federal AMT. However, of course, changes in federal tax laws or other unforeseen circumstances could result in income subject to the federal AMT for individuals.

CALIFORNIA BOND FUND

Q    WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

A Under normal market conditions, we will invest the Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch, Inc. (Fitch) or in the highest short-term rating category by Moody's, S&P, or Fitch. If a security is not rated by these rating agencies, we must determine that the security is of equivalent investment quality.

     In no event will we purchase a security for the Fund unless it is rated at least investment grade at the time of purchase. Investment-grade securities are those securities rated within the four highest long-term rating categories by Moody's (Baa or higher), S&P, or Fitch (BBB or higher), or in the two highest short-term rating categories by these rating agencies. If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

     On occasion, we may purchase a credit rating on a particular security when we believe it will provide a net economic benefit to the shareholders.

     You will find a complete description of the above tax-exempt ratings in the Fund's statement of additional information.

Q    WHAT HAPPENS IF THE RATING OF  A SECURITY IS  DOWNGRADED  BELOW INVESTMENT
     GRADE?

A We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We manage tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.
11 - PROSPECTUS

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

Q    WHAT IS THE FUND'S AVERAGE PORTFOLIO MATURITY AND HOW IS IT CALCULATED?

A While the Fund's average portfolio maturity is not restricted, we expect it to be greater than ten years. To determine a security's maturity for purposes of calculating the Fund's average portfolio maturity, we may estimate the expected time in which the security's principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund's average weighted portfolio maturity, see INVESTMENT POLICIES in the Fund's statement of additional information.

CALIFORNIA MONEY MARKET FUND

Q    WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

A The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

     *  issued  or  guaranteed  by  the  U.S.   government  or  any  agency  or
        instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities

     * rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO

     * unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated or

     *  unrated but determined by us to be of comparable quality

     In addition, we must consider whether a particular investment presents minimal credit risk.

Q    WHO ARE THE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS?

A    Current NRSROs include:

     *   Moody's Investors Service
     *   Standard & Poor's Ratings Group
     *   Fitch, Inc.

Q    WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

A If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.

Q    WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

[SIDE BAR]
     DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO IT MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

A While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

     For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk. The Fund has also purchased insurance to protect against defaults. This insurance is subject to deductibles and dollar limits.

USAA CALIFORNIA
  FUNDS - 12

     There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest risk by limiting the maturity of each security to 397 days or less and maintaining a dollar-weighted average portfolio maturity for the Fund of 90 days or less.

     Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit analysis or to take advantage of an opportunity to reinvest at a higher yield.

For additional information about other securities in which we may invest each of the Fund's assets, see APPENDIX A on page 24.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of these Funds. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

[SIDE BAR]
TOTAL ASSETS
UNDER MANAGEMENT
BY USAA INVESTMENT
MANAGEMENT COMPANY
APPROXIMATELY $xx BILLION

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Funds' portfolios (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. For our services, the Funds pay us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This fee is allocated between the Funds based on the relative net assets of each. The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) for that portion of average net assets over $100 million. The fees we received for the fiscal year ended March 31, 2001, were equal to .32% of average net assets for the California Bond Fund and
 .31% of average net assets for the California Money Market Fund.

Beginning with the month ending July 31, 2002, the investment management fee for the California Bond Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX
LIPPER CALIFORNIA MUNICIPAL
DEBT FUND INDEX

The maximum annualized performance adjustment rate is +/-0.06% of the Fund's average net assets over the performance period. The performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then

                                                                13 - PROSPECTUS

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

In addition to providing investment management services, we also provide administration, shareholder servicing and distribution services for the Funds. Our affiliate, USAA Shareholder Account Services, also provides transfer agency services for the Funds.

PORTFOLIO MANAGERS

CALIFORNIA BOND FUND

Robert R. Pariseau, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since May 1995. He has 17 years' investment management experience working for us. Mr. Pariseau earned the Chartered Financial Analyst designation in 1987 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MBA from Lindenwood College and a BS from the U.S. Naval Academy.

CALIFORNIA MONEY MARKET FUND

Regina G. Shafer, CFA, assistant vice president of Money Market Funds, has managed the Fund since April 1999. She has six years' investment management experience and has worked for us for ten years. Ms. Shafer is a Certified Public Accountant and earned the Chartered Financial Analyst designation in 1998. She is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from the University of Texas at San Antonio and a BBA from Southwest Texas State University.


USING MUTUAL FUNDS
     IN AN INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USING FUNDS IN AN INVESTMENT PROGRAM

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

USAA CALIFORNIA
  FUNDS - 14

For example, assume you wish to pursue the higher yields usually available in the long-term bond market, but you are also concerned about the possible price swings of the long-term bonds. You could divide your investments between the California Bond Fund and the California Money Market Fund. This would create a portfolio with a higher yield than that of the money market and less volatility than that of the long-term market. This is just one way you could combine funds to fit your own risk and reward goals.

USAA'S FAMILY OF FUNDS

We offer you another alternative with our asset strategy funds listed in APPENDIX C under asset allocation on page 27. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA asset strategy fund, the USAA family of funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX C on page 27 for a complete list of the USAA family of no-load mutual funds.

HOW TO INVEST

OPENING AN ACCOUNT

You may open an account and make an investment as described below on the Internet, by mail, in person, bank wire, or phone. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.


EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE

   * $3,000
                                                                15 - PROSPECTUS

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------
ADDITIONAL MINIMUM PURCHASES

   * $50 per transaction, per account. (Except on transfers from brokerage accounts into the California Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

HOW TO PURCHASE BY...

INTERNET ACCESS - USAA.COM

   * You can use your personal computer to perform certain mutual fund transactions by accessing our Web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

MAIL

   * To open an account, send your application and check to:

                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

   * To add to your  account,  send  your  check  and the  deposit  stub in the
     business  reply  envelope  that   accompanies   your  Fund's   transaction
     confirmation to the transfer agent:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288

IN PERSON

   * To open an account, bring your application and check to our San Antonio investment sales and service office at:

                  USAA Federal Savings Bank
                  10750 Robert F. McDermott Freeway
                  San Antonio, TX 78288

BANK WIRE

   * To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:


                  State Street Bank and Trust Company
                  Boston, MA 02101
                  ABA#011000028
                  Attn: USAA California Fund Name
                  USAA Account Number: 69384998
                  Shareholder(s) Name(s) _____________________________
                  Shareholder(s) Mutual Fund Account No._______________

ELECTRONIC FUNDS TRANSFER (EFT)

   * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

   * If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA CALIFORNIA
  FUNDS - 16

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

   * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM BY...

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)
   * Access our Internet Web site at usaa.com.

   * Send your written instructions to:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

   * Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

   * Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

   * Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

   * Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.


                                                                17 - PROSPECTUS

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------
CHECKWRITING

* Checks can be issued for the California Money Market Fund account. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

              USAA Shareholder Account Services
              9800 Fredericksburg Road
              San Antonio, TX 78288

You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

ACCOUNT BALANCE

USAA Shareholder Account Services (SAS), the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

FUND RIGHTS

Each Fund reserves the right to:

   * reject purchase or exchange orders when in the best interest of the Fund

   * limit or discontinue the offering of shares of the Fund without notice to the shareholders

   * impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

USAA CALIFORNIA
  FUNDS - 18

   * require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

   * redeem an account with less than 50 shares, with certain limitations.

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Only California residents may exchange into a California Fund. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

The Funds have undertaken certain procedures regarding telephone transactions as described on page 17.

EXCHANGE LIMITATIONS, EXCESSIVE TRADING

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                               NUMBER OF SHARES
                                  OUTSTANDING


The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.


Securities of the California Bond Fund are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors. In addition, securities with maturities of 60 days or less and all securities of the California Money Market Fund are stated at amortized cost, which approximates market value.

                                                                19 - PROSPECTUS

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------
For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

DIVIDENDS AND DISTRIBUTIONS

Net investment income of each Fund is accrued daily and paid on the last business day of the month. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption. Ordinarily, any net capital gain distribution will be paid in December. The Funds will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any capital gain distributions paid by the California Bond Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the California Bond Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. If you become a resident of a state other than California, we will mail a check for proceeds of income dividends to you monthly.

[SIDE BAR]
     INCOME DIVIDENDS PAYMENT TO SHAREHOLDERS OF INCOME FROM INTEREST OR DIVIDENDS GENERATED BY THE FUND'S INVESTMENTS.

     CAPITAL GAIN DISTRIBUTIONS PAYMENT TO FUND SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

FEDERAL TAXES

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual income will be exempt from federal or state income taxes, we may invest up to 20% of the Funds' assets in securities that generate income not exempt from federal or state income taxes. Because interest income may be exempt for federal income tax purposes, it does not necessarily mean that the interest income may be exempt under the income or other tax laws of any state or local taxing authority. As discussed earlier on page 10, capital gains distributed by a Fund may be taxable. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Funds. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

WITHHOLDING

Federal law requires each Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

   * fails to furnish the Fund with a correct tax identification number,

   * underreports dividend or interest income, or

   * fails to certify that he or she is not subject to withholding.

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Funds' transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

USAA CALIFORNIA
  FUNDS - 20

REPORTING

Each Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes, including the portion of the dividends constituting interest on private activity bonds and the percentage and source of interest income earned on tax-exempt securities held by the Funds during the preceding year.

CALIFORNIA TAXATION

The following is only a summary of some of the important California personal income tax considerations generally affecting the Funds and their shareholders. This discussion is not intended as a substitute for careful planning. As a potential investor in the Funds, you should consult your tax adviser with specific reference to your own tax situations.

California law relating to the taxation of regulated investment companies was generally conformed to federal law effective January 1, 1998. Any portion of the dividends paid by the Funds and derived from interest on obligations that pay interest (when such obligations are held by an individual) which is excludable from California personal income under California law including obligations of certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, and Guam ("Tax-Exempt Obligations") will be exempt from California personal income tax (although not from the California franchise tax) if, as of the close of each quarter, at least 50% of the value of each Fund's assets consist of Tax-Exempt Obligations. To the extent a portion of the dividends are derived from interest on debt obligations other than those described directly above, such portion will be subject to the California personal and corporate income tax even though it may be excludable from gross income for federal income tax purposes. In addition, distributions of short-term capital gains realized by the Funds will be taxable to the shareholders as ordinary income. Distributions of long-term capital gains will be taxable as such to the shareholders regardless of how long they have held their shares. If shares of the Funds that are sold at a loss have been held six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on such shares.

With respect to non-corporate shareholders, California does not treat tax-exempt interest as a tax preference item for purposes of its alternative minimum tax. To the extent a corporate shareholder receives dividends that are exempt from California taxation, a portion of such dividends may be subject to the alternative minimum tax. Interest on indebtedness incurred to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Funds, will not be deductible by the shareholder for California personal income tax purposes.

FUTURE SHAREHOLDER MAILINGS

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Funds anticipate offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

                                                                21 - PROSPECTUS

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


CALIFORNIA BOND FUND

                                          Year ended March 31,
                       --------------------------------------------------------
                          2001        2000       1999        1998        1997
                       --------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value at
   beginning of period $   10.38   $   11.29  $   11.17   $   10.50   $   10.43
Net investment income        .56         .58        .59         .60         .61
Net realized and
   unrealized gain
   (loss)                    .65        (.91)       .12         .67         .07
Distributions from net
   investment income        (.56)       (.58)      (.59)       (.60)       (.61)
                       --------------------------------------------------------
Net asset value at end
   of period           $   11.03   $   10.38  $   11.29   $   11.17   $   10.50
                       ========================================================
Total return (%)*          12.05       (2.91)      6.46       12.33        6.60
Net assets at end of
   period (000)        $ 663,237   $ 576,707  $ 641,653   $ 533,747   $ 440,231
Ratio of expenses
   to average net
   assets (%)                .39         .39        .39         .40         .41
Ratio of net
   investment income
   to average net
   assets (%)               5.31        5.43       5.21        5.47        5.74
Portfolio turnover (%)     33.06       48.46       7.20       20.16       23.72

-------------

* Assumes reinvestment of all dividend income distributions during the period.

USAA CALIFORNIA
  FUNDS - 22

FINANCIAL HIGHLIGHTS


CALIFORNIA MONEY MARKET FUND

                                          Year ended March 31,
                       --------------------------------------------------------
                          2001       2000        1999       1998         1997
                       --------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value at
   beginning of period $    1.00   $    1.00  $    1.00   $    1.00   $    1.00
Net investment income        .03         .03        .03         .03         .03
Distributions from net
   investment income        (.03)       (.03)      (.03)       (.03)       (.03)
                       --------------------------------------------------------
Net asset value at end
   of period           $    1.00   $    1.00  $    1.00   $    1.00   $    1.00
                       ========================================================
Total return (%)*           3.32        2.86       3.03        3.35        3.23
Net assets at end of
    period (000)       $ 445,247   $ 425,235  $ 439,208   $ 431,754   $ 341,128
Ratio of expenses to
   average net assets (%)    .42         .41        .42         .41         .45
Ratio of net investment
   income to average
   net assets (%)           3.26        2.83       2.99        3.30        3.19

-----------

* Assumes reinvestment of all dividend income distributions during the period.

                                                                23 - PROSPECTUS

                                   APPENDIX A

         THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE CALIFORNIA FUNDS MAY BE INVESTED:

VARIABLE RATE SECURITIES

We may invest a Fund's assets in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

In the case of the California Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

PUT BONDS

We may invest a Fund's assets in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the California Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the California Money Market Fund is determined as stated under Variable Rate Securities.

ZERO COUPON BONDS

We may invest a Fund's assets in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

SYNTHETIC INSTRUMENTS

We may invest a Fund's assets in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if the instrument (or the underlying bond) loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

WHEN-ISSUED SECURITIES

We may invest a Fund's assets in new securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

* The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

*    Such securities can be sold before settlement date.

MUNICIPAL LEASE OBLIGATIONS

We may invest a Fund's assets in a variety of instruments  commonly referred to
as  municipal  lease   obligations,   including   leases  and  certificates  of
participation in such leases and contracts.

Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis.

USAA CALIFORNIA
  FUNDS - 24

ILLIQUID SECURITIES

We may invest up to 15% of the California Bond Fund's net assets and up to 10% of the California Money Market Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

In determining the liquidity of a lease obligation, we will consider: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the put bond.

                                                                25 - PROSPECTUS

                                   APPENDIX B

TAXABLE-EQUIVALENT YIELD TABLE

COMBINED FEDERAL AND
CALIFORNIA STATE INCOME TAX RETURNS

Assuming a Federal
Marginal Tax Rate of:              28%          31%         36%        39.6%


and a State Rate of:              8.0%         9.3%        9.3%         9.3%


The Effective Marginal
Tax Rate Would be:             33.760%(a)   37.417% (b)  41.952%(c)  45.217%(d)

To Match a Double
Tax-Free Yield of:          A Fully Taxable Investment Would Have to Pay You:

                 ==============================================================
                      2.00%       3.02%      3.20%          3.45%      3.65%
                 --------------------------------------------------------------
                      2.50%       3.77%      3.99%          4.31%      4.56%
                 --------------------------------------------------------------
                      3.00%       4.53%      4.79%          5.17%      5.48%
                 --------------------------------------------------------------
                      3.50%       5.28%      5.59%          6.03%      6.39%
                 --------------------------------------------------------------
                      4.00%       6.04%      6.39%          6.89%      7.30%
                 --------------------------------------------------------------
                      4.50%       6.79%      7.19%          7.75%      8.21%
                 --------------------------------------------------------------
                      5.00%       7.55%      7.99%          8.61%      9.13%
                 --------------------------------------------------------------
                      5.50%       8.30%      8.79%          9.47%     10.04%
                 --------------------------------------------------------------
                      6.00%       9.06%      9.59%         10.34%     10.95%
                 --------------------------------------------------------------
                      6.50%       9.81%     10.39%         11.20%     11.86%
                 --------------------------------------------------------------
                      7.00%      10.57%     11.19%         12.06%     12.78%
                 ==============================================================

      --------------------

     (a) Federal Rate of 28% + (California State Rate of 8.0% x (1-28%))
     (b) Federal Rate of 31% + (California State Rate of 9.3% x (1-31%))
     (c) Federal Rate of 36% + (California State Rate of 9.3% x (1-36%))
     (d) Federal Rate of 39.6% + (California State Rate of 9.3% x (1-39.6%))

     THIS TABLE IS A HYPOTHETICAL ILLUSTRATION AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUND PERFORMANCE OF ANY OF THE USAA FAMILY OF FUNDS.

     THESE RATES WERE SELECTED AS EXAMPLES THAT WOULD BE RELEVANT TO MOST TAXPAYERS.

     FOR A FURTHER EXPLANATION ON CALCULATING TAX-EQUIVALENT YIELDS, SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

USAA CALIFORNIA
  FUNDS - 26

                                   APPENDIX C


USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


      -------------------                          ------------------------
        EQUITY FUNDS                               ASSET ALLOCATION FUNDS
      -------------------                          ------------------------
       Aggressive Growth                              Balanced Strategy
         Capital Growth                              Cornerstone Strategy
        Emerging Markets                           Growth and Tax Strategy
       First Start Growth                              Growth Strategy
              Gold                                     Income Strategy
             Growth
        Growth & Income                            ------------------------
          Income Stock                                TAXABLE BOND FUNDS
         International                             ------------------------
      Science & Technology                                   GNMA
        Small Cap Stock                            High-Yield Opportunities
             Value                                          Income
          World Growth                              Intermediate-Term Bond
                                                        Short-Term Bond

      ------------------
      MONEY MARKET FUNDS                            ------------------------
      ------------------                                  INDEX FUNDS
          Money Market                              ------------------------
    Tax Exempt Money Market                          Extended Market Index
  Treasury Money Market Trust                         Global Titans Index
       State Money Market                               Nasdaq-100 Index
                                                         S&P 500 Index

      ---------------------
      TAX EXEMPT BOND FUNDS
      ---------------------
          Long-Term
      Intermediate-Term
          Short-Term
       State Bond/Income

FOREIGN   INVESTING  IS  SUBJECT  TO   ADDITIONAL   RISKS,   SUCH  AS  CURRENCY
FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.


"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA
EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                27 - PROSPECTUS

If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet Web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

     ---------------------------------------------------------------------
        INVESTMENT ADVISER, ADMINISTRATOR, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

     ---------------------------------------------------------------------
                                 TRANSFER AGENT
                        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

     ---------------------------------------------------------------------
                                    CUSTODIAN
                       State Street Bank and Trust Company
                                 P.O. Box 1713
                           Boston, Massachusetts 02105

     ---------------------------------------------------------------------

                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.

     ---------------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)

     ---------------------------------------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)

     ---------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)

     ---------------------------------------------------------------------

                                INTERNET ACCESS
                                    usaa.com


                    INVESTMENT COMPANY ACT FILE NO. 811-3333

                                     Part A


                               Prospectus for the

                                New York Bond and

                           New York Money Market Funds

                                                                    PROSPECTUS
                                                                 AUGUST 1, 2001

USAA NEW YORK FUNDS
                          (USAA NEW YORK BOND FUND AND
                        USAA NEW YORK MONEY MARKET FUND)


TABLE OF CONTENTS
-----------------------------------------------------------------
What Are Each Fund's Investment
Objectives and Main Strategies?                                 2
-----------------------------------------------------------------
What Are the Main Risks of Investing in These Funds?            2
-----------------------------------------------------------------
Could the Value of Your Investment
in These Funds Fluctuate?                                       3
-----------------------------------------------------------------
Fees and Expenses                                               6
-----------------------------------------------------------------
Fund Investments                                                7
-----------------------------------------------------------------
Fund Management                                                13
-----------------------------------------------------------------
Using Mutual Funds in an Investment Program                    14
-----------------------------------------------------------------
How to Invest                                                  15
-----------------------------------------------------------------
How to Redeem                                                  16
-----------------------------------------------------------------
Important Information About Purchases and Redemptions          18
-----------------------------------------------------------------
Exchanges                                                      18
-----------------------------------------------------------------
Shareholder Information                                        19
-----------------------------------------------------------------
Financial Highlights                                           22
-----------------------------------------------------------------
Appendix A                                                     24
-----------------------------------------------------------------
Appendix B                                                     26
-----------------------------------------------------------------
Appendix C                                                     28
-----------------------------------------------------------------

SHARES OF THE NEW YORK FUNDS ARE OFFERED ONLY TO NEW YORK RESIDENTS. THE DELIVERY OF THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE WHERE SHARES OF THE NEW YORK FUNDS MAY NOT LAWFULLY BE MADE.

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF EITHER OF THESE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA NEW YORK FUNDS
-------------------------------------------------------------------------------
USAA INVESTMENT MANAGEMENT COMPANY MANAGES THESE FUNDS. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT ARE EACH FUND'S INVESTMENT
     OBJECTIVES AND MAIN STRATEGIES?

Each Fund has a common objective of providing New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes. The New York Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

The NEW YORK BOND FUND invests primarily in long-term, investment-grade New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than ten years.

The NEW YORK MONEY MARKET FUND invests in high-quality, New York tax-exempt securities with maturities of 397 days or less.

Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 7 for more information.

WHAT ARE THE MAIN RISKS
     OF INVESTING IN THESE FUNDS?

The two primary risks of investing in these Funds are credit risk and market risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

   * CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

   * MARKET RISK involves the possibility that the value of each Fund's investments will decline because of an increase in interest rates, or to adverse changes in supply and demand for municipal securities, or other market factors.

These credit and market risks may be magnified because each Fund concentrates in New York tax-exempt securities.

IF INTEREST RATES INCREASE: the yield of each Fund may increase and the market value of the New York Bond Fund's securities will likely decline, adversely affecting the net asset value and total return.

IF INTEREST RATES DECREASE: the yield of each Fund may decrease and the market value of the New York Bond Fund's securities may increase, which would likely increase the Fund's net asset value and total return. The New York Money Market Fund's total return may decrease.

Other risks of investing in either Fund include call risk and structural risk.

As you consider an investment in either Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in either Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in that Fund.

USAA NEW YORK FUNDS - 2

Look for this symbol ! throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT
     IN THESE FUNDS FLUCTUATE?

Yes, it could. In fact, the value of your investment in the New York Bond Fund will fluctuate with the changing market values of the investments in the Fund. We manage the New York Money Market Fund in accordance with strict Securities and Exchange Commission (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

The value of the securities in which the New York Bond Fund invests typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations. The bar charts shown below illustrate the Funds' volatility and performance from year to year for each full calendar year since the Funds' inception.

TOTAL RETURN

All mutual funds must use the same formula to calculate total return.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

NEW YORK BOND FUND

[BAR CHART]
                    CALENDAR YEAR            TOTAL RETURN
                         1991*                    13.77%
                         1992                      8.96%
                         1993                     13.47%
                         1994                     -9.04%
                         1995                     18.07%
                         1996                      3.73%
                         1997                     10.64%
                         1998                      6.68%
                         1999                     -5.08%
                         2000                     14.86%

               * Fund began operations on October 15, 1990.

[SIDE BAR]
6-MONTH TOTAL RETURN
X.XX%     (6/30/01)

BEST QUARTER
 7.50%    1ST QTR. 1995

WORST QUARTER
-7.25%    1ST QTR. 1994

The table below shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

                                                                 3 - PROSPECTUS

USAA NEW YORK FUNDS
-------------------------------------------------------------------------------

     ==========================================================================
                              AVERAGE ANNUAL TOTAL RETURNS
                       (FOR THE PERIODS ENDING DECEMBER 31, 2000)
                                                                      LIFE OF
                                    PAST        PAST       PAST        FUND
                                   1 Year      5 Year    10 Years    10/15/90
     --------------------------------------------------------------------------
        New York Bond Fund         14.86%       5.94%      7.26%       7.65%
     --------------------------------------------------------------------------
        Lehman Brothers
        Municipal Bond Index*      11.68%       5.84%      7.32%       7.52%
     --------------------------------------------------------------------------
        Lipper New York Municipal
        Debt Fund Index**          12.16%       4.88%      6.82%       6.97%+
     ==========================================================================
     *  THE LEHMAN BROTHERS  MUNICIPAL BOND INDEX IS AN UNMANAGED  BENCHMARK OF
        TOTAL  RETURN   PERFORMANCE   FOR  THE   LONG-TERM,   INVESTMENT-GRADE,
        TAX-EXEMPT BOND MARKET.

     ** THE LIPPER NEW YORK  MUNICIPAL  DEBT FUND INDEX TRACKS THE TOTAL RETURN
        PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT LIMIT THEIR ASSETS TO THOSE SECURITIES THAT ARE EXEMPT FROM TAXATION IN NEW YORK STATE AND NEW YORK CITY.

     + THE PERFORMANCE OF THE LIPPER NEW YORK MUNICIPAL DEBT FUND INDEX IS CALCULATED AT THE END OF THE MONTH, SEPTEMBER 30, 1990, WHILE THE FUND'S INCEPTION DATE IS OCTOBER 15, 1990. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

NEW YORK MONEY MARKET FUND

[BAR CHART]
                    CALENDAR YEAR            TOTAL RETURN
                         1991*                    4.16%
                         1992                     2.75%
                         1993                     2.01%
                         1994                     2.39%
                         1995                     3.59%
                         1996                     3.20%
                         1997                     3.28%
                         1998                     3.05%
                         1999                     2.85%
                         2000                     3.67%

               * Fund began operations on October 15, 1990.

[SIDE BAR]
6-MONTH TOTAL RETURN
X.XX%     (6/30/01)

BEST QUARTER
 1.13%    1ST QTR. 1991

WORST QUARTER
  .46%    1ST QTR. 1994

The table below shows the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.

     ==========================================================================
                              AVERAGE ANNUAL TOTAL RETURNS
                       (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                                                       LIFE OF
                                     PAST        PAST       PAST        FUND
                                    1 YEAR      5 YEAR    10 YEARS    10/15/90
     --------------------------------------------------------------------------
        New York
        Money Market Fund            3.67%       3.21%      3.09%       3.13%
     ==========================================================================

USAA NEW YORK FUNDS - 4

YIELD

All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

[SIDE BAR]
     YIELD IS ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUNDS SHARE PRICE.

     EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD, HOWEVER, WHEN ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.

NEW YORK BOND FUND

The New York Bond Fund may advertise performance in terms of a 30-day yield quotation or a tax-equivalent yield. The Fund's 30-day yield for the period ended December 31, 2000, was 4.66%.

NEW YORK MONEY MARKET FUND

The New York Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2000, was 4.10%.

TAX-EQUIVALENT YIELD

Investors use tax-equivalent yields to compare taxable and tax-exempt fixed income investments using a common yield measure. The tax-equivalent yield is the yield that a fully taxable investment must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon your federal and New York marginal income tax rates and assumes that an investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable is the Fund's tax exemption.

For example, if you assume a federal marginal tax rate of 36% and a state and city marginal tax rate of 10.63%, the Effective Marginal Tax Rate would be 42.80%. Using this tax rate, the Funds' tax-equivalent yields for the period ending December 31, 2000, would be as follows:

                                                                TAX-EQUIVALENT
                                                     YIELD           YIELD
     --------------------------------------------------------------------------
       New York Bond Fund (30 day)                   4.66%           8.15%
       New York Money Market Fund (7 day)            4.10%           7.17%

Using the example, to exceed the 30-day yield of the New York Bond Fund on an after-tax basis, you must find a fully taxable investment that yields more than 8.15%. Likewise, to exceed the 7-day yield of the New York Money Market Fund, you must find a fully taxable investment that yields more than 7.17%.

For more information on calculating tax-equivalent yields, see APPENDIX B on page 26.

[SIDE BAR]
FUND NUMBER
New York Bond Fund         62
New York
Money Market Fund          63


CURRENT PRICE AND TOTAL RETURN INFORMATION

Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for these Funds, through our usaa.com Internet Web site once you established Internet access. See page 15 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund you would like to receive information on followed by the pound sign (#) when asked for a fund code.

                                                                 5 - PROSPECTUS

USAA NEW YORK FUNDS
-------------------------------------------------------------------------------
[SIDE BAR]
TICKER SYMBOL
New York Bond Fund
USNYX

New York
Money Market Fund
UNYXX

NEWSPAPER SYMBOL
New York Bond Fund
NYBD

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in the Funds.

SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and services, and transfer agent fees. The figures, shown on the next page, show actual expenses before waivers, if any, during the past fiscal year ended March 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

                      MANAGEMENT   DISTRIBUTION    OTHER       TOTAL ANNUAL
                        FEES       (12b-1) FEES   EXPENSES  OPERATING EXPENSES*
-------------------------------------------------------------------------------
 New York Bond Fund     .39%          None          .32%           .71%
 New York
 Money Market Fund      .39%          None          .28%           .67%*

--------------------

    * We have voluntarily agreed to limit the New York Money Market Fund's annual expenses to .60% of its ANA as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount until August 1, 2002.

                                            REIMBURSEMENT
                                              FROM USAA         ACTUAL FUND
                          TOTAL ANNUAL        INVESTMENT     OPERATING EXPENSES
                         FUND OPERATING       MANAGEMENT            AFTER
                            EXPENSES           COMPANY         REIMBURSEMENT
-------------------------------------------------------------------------------
   New York
   Money Market Fund        .58%                 (.08)%              .50%

EXAMPLE OF EFFECT OF THE FUNDS' OPERATING EXPENSES

This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of those periods shown.

                                   1 YEAR    3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------
   New York Bond Fund               $73        $227        $395         $883
   New York Money Market Fund       $68        $214        $373         $835


USAA NEW YORK FUNDS - 6

FUND INVESTMENTS

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Q    WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

A    Each  Fund's  principal  strategy  is  the  investment  of its  assets  in securities issued by New York State, its political subdivisions, municipalities and public authorities, and by other governmental entities if, in the opinion of counsel, the interest from such obligations is excluded from gross income for federal income tax purposes and is exempt from New York State and New York City personal income taxes.

     These securities include municipal debt obligations that have been issued by New York and its political subdivisions, and duly constituted state and local authorities and corporations. We refer to these securities as New York tax-exempt securities. New York tax-exempt securities are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     Because the projects benefit the public, Congress has granted exemption from federal income taxes for the interest income arising from these securities. Likewise, the New York Legislature has granted an exemption from state and city personal income taxes for most New York municipal securities.

Q    WHAT TYPES  OF  TAX-EXEMPT  SECURITIES  WILL  BE  INCLUDED  IN EACH FUND'S
     PORTFOLIO?

A Each Fund's assets may be invested in any of the following tax-exempt securities:

     * GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

     * REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

     * LEASE OBLIGATIONS backed by the municipality's covenant to budget for the payments due under the lease obligation;

     *  INDUSTRIAL   DEVELOPMENT  BONDS  issued  by  or  on  behalf  of  public authorities to obtain funds for privately operated facilities; and

     *  SYNTHETIC  INSTRUMENTS,   which  combine  a  municipality's   long-term
        obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice.

As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of each Fund's assets in short-term securities whether or not they are exempt from federal income tax and New York State and New York City personal income taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

7 - PROSPECTUS

USAA NEW YORK FUNDS
-------------------------------------------------------------------------------

Q WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

A The two principal risks of investing in tax-exempt securities are credit risk and market risk.

[EXCLAMATION MARK]

        CREDIT RISK. The bonds in each Fund's portfolio are subject to credit risk. Credit Risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. We attempt to minimize the Funds' credit risks by investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

     When evaluating potential investments for the Funds, our analysts also independently assess credit risk and its impact on the Funds' portfolios. Securities in the lowest investment grade ratings category (BBB) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities.

[EXCLAMATION MARK]

        MARKET RISK. As a mutual fund investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Q    WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

A Two other risks that are applicable to certain tax-exempt securities are call risk and structural risk.

[EXCLAMATION MARK]

        CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

        Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

        Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is impacted in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

[EXCLAMATION MARK]

        STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically

USAA NEW YORK FUNDS - 8
        conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the New York Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Q WHAT PERCENTAGE OF EACH FUND'S ASSETS WILL BE INVESTED IN NEW YORK TAX-EXEMPT SECURITIES?

A During normal market conditions, at least 80% of each Fund's net assets will consist of New York tax-exempt securities. This policy may only be changed by a shareholder vote.

     In addition to New York tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, and Guam are exempt from federal income tax and New York State and City personal income taxes; and as such, we may consider investing up to 20% of each Fund's assets in these securities.

Q    ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

A Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund's assets. With respect to the remaining 25% of each Fund's assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of New York tax-exempt securities.

     With respect to the New York Money Market Fund, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution.

     We also may not invest more than 25% of the Funds' assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of the Funds' assets in tax-exempt industrial revenue bonds. The 25% industry limitation does not apply to general obligation bonds or bonds that are escrowed in U.S. government securities.

Q WHAT ARE THE POTENTIAL RISKS ASSOCIATED WITH CONCENTRATING SUCH A LARGE PORTION OF EACH FUND'S ASSETS IN ONE STATE?

A The Funds are subject to credit and market risks, as previously described, which could be magnified by the Funds' concentration in New York issues. New York tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of New York issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within New York to a much greater degree than a more diversified national fund.

                                                                 9 - PROSPECTUS

USAA NEW YORK FUNDS
-------------------------------------------------------------------------------
     A particular development may not directly relate to the Funds' investments but nevertheless might depress the entire market for the state's tax-exempt securities and therefore adversely impact the Funds' valuation.

     An investment in the New York Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

     The following are examples of just some of the events that may depress valuations for New York tax-exempt securities for an extended period of time:

     * Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

     * Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

     *  Natural  or  other  disasters  such  as  floods,  storms,   hurricanes,
        droughts, fires, or earthquakes.

     * Bankruptcy or financial distress of a prominent municipal issuer within the state.

     * Economic issues that impact critical industries or large employers or that weaken real estate prices.

     *  Reductions in federal or state financial aid.

     *  Imbalance   in  the  supply  and  demand  for  the  state's   municipal
        securities.

     * Developments that may change the tax treatment of New York tax-exempt securities.

     In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

     Other  considerations   affecting  the  Funds'  investments  in  New  York
     tax-exempt securities are summarized in the statement of additional information under SPECIAL RISK CONSIDERATIONS.

Q    DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

A Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide a net economic benefit to the shareholders.

Q WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO FEDERAL INCOME TAXES?

A During normal market conditions, at least 80% of each Fund's annual income will be excluded from gross income for federal income tax purposes and will also be exempt from New York State and City personal income taxes. This policy may only be changed by a shareholder vote. We expect that any taxable interest income distributed will be minimal.

     However, gains and losses from trading securities that occur during the normal course of managing a fund may create net capital gain distributions. The Internal Revenue Code presently treats these distributions differently than tax-exempt interest income in the following ways:

     * Distributions of net short-term capital gains are taxable as ordinary income.

     * Distributions of net long-term capital gains are taxable as long-term capital gains, regardless of the length of time you have held the Fund shares.

     * Both short-term and long-term capital gains are taxable whether received in cash or reinvested in additional shares.

USAA NEW YORK FUNDS - 10

Q WILL INCOME FROM THE FUNDS BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR INDIVIDUALS?

A During normal market conditions, at least 80% of each Fund's annual income will be excluded from the calculation of the federal alternative minimum tax (AMT) for individuals. This policy may only be changed by a shareholder vote. Since inception, the Funds have not distributed any income that is subject to the federal AMT for individuals, and we do not intend to invest in securities subject to the federal AMT. However, of course, changes in federal tax laws or other unforeseen circumstances could result in income subject to the federal AMT for individuals.

NEW YORK BOND FUND

Q    WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

A Under normal market conditions, we will invest the Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch, Inc. (Fitch) or in the highest short-term rating category by Moody's, S&P, or Fitch. If a security is not rated by those rating agencies, we must determine that the security is of equivalent investment quality.

     In no event will we purchase a security for the Fund unless it is rated at least investment grade at the time of purchase. Investment-grade securities are those securities rated within the four highest long-term rating categories by Moody's (Baa or higher), S&P, or Fitch (BBB or higher), or in the two highest short-term rating categories by these rating agencies. If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

     On occasion, we may purchase a credit rating on a particular security when we believe it will provide a net economic benefit to the shareholders.

     You will find a complete description of the above tax-exempt ratings in the Fund's statement of additional information.

Q WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED TO BELOW INVESTMENT GRADE?

A We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A     We manage  tax-exempt  funds based on the common  sense  premise  that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

Q    WHAT IS THE FUND'S AVERAGE PORTFOLIO MATURITY AND HOW IS IT CALCULATED?

A While the Fund's average portfolio maturity is not restricted, we expect it to be greater than ten years. To determine a security's maturity for purposes of calculating the Fund's average portfolio maturity, we may estimate the expected time in which the security's principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund's average weighted portfolio maturity, see INVESTMENT POLICIES in the Fund's statement of additional information.

                                                                11 - PROSPECTUS

USAA NEW YORK FUNDS
-------------------------------------------------------------------------------
NEW YORK MONEY MARKET FUND

Q WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

A The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

     *  issued  or  guaranteed  by  the  U.S.   government  or  any  agency  or
        instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities

     * rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO

     * unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated or

     *  unrated but determined by us to be of comparable quality

     In addition, we must consider whether a particular investment presents minimal credit risk.

Q    WHO ARE THE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS?

A    Current NRSROs include:

       * Moody's Investors Service
       * Standard & Poor's Ratings Group
       * Fitch, Inc.

Q    WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

A If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.

Q    WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

[SIDE BAR]
     DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

A While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

     For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk. The Fund has also purchased insurance to protect against defaults. This insurance is subject to deductibles and dollar limits.

     There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest risk by limiting the maturity of each security to 397 days or less and maintaining a dollar-weighted average portfolio maturity for the Fund of 90 days or less.

     Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

USAA NEW YORK FUNDS - 12

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit analysis or to take advantage of an opportunity to reinvest at a higher yield.

For additional information about other securities in which we may invest each of the Fund's assets, see APPENDIX A on page 24.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of these Funds. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

[SIDE BAR]
TOTAL ASSETS
UNDER MANAGEMENT
BY USAA INVESTMENT
MANAGEMENT COMPANY
APPROXIMATELY $XX BILLION

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Funds' portfolios (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. For our services, the Funds pay us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This fee is allocated between the Funds based on the relative net assets of each. The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) for that portion of average net assets over $100 million. The fees we received for the fiscal year ended March 31, 2001, were equal to .31% of average net assets for the New York Bond Fund and
 .31% of average net assets for the New York Money Market Fund. We also provide services related to selling the Funds' shares and receive no compensation for those services.

[SIDE BAR]
LIPPER INDEX
Lipper New York Municipal
Debt Fund Index

Beginning with month ending July 31, 2002, the investment management fee for the New York Bond Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing each Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The maximum annualized performance adjustment rate is +/-0.06% of the Fund's average net assets over the performance period. The performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services for the Funds. Our affiliate, USAA Shareholder Account Services, also provides transfer agency services for the Funds.

                                                                13 - PROSPECTUS

USAA NEW YORK FUNDS
-------------------------------------------------------------------------------
PORTFOLIO MANAGERS

NEW YORK BOND FUND

Clifford A. Gladson, CFA, vice president of Mutual Fund Portfolios, has managed the Fund since November 1999. He has 13 years' investment management experience and has worked for us for ten years. Mr. Gladson earned the Chartered Financial Analyst designation in 1990 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MS from the University of Wisconsin, Milwaukee and a BS from Marquette University.

NEW YORK MONEY MARKET FUND

Regina G. Shafer, CFA, assistant vice president of Money Market Funds, has managed the Fund since November 1999. She has six years' investment management experience and has worked for us for ten years. Ms. Shafer is a Certified Public Accountant and earned the Chartered Financial Analyst designation in 1998. She is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from the University of Texas at San Antonio and a BBA from Southwest Texas State University.

USING MUTUAL FUNDS
     IN AN INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USING FUNDS IN AN INVESTMENT PROGRAM

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

For example, assume you wish to pursue the higher yields usually available in the long-term bond market, but you are also concerned about the possible price swings of the long-term bonds. You could divide your investments between the New York Bond Fund and the New York Money Market Fund. This would create a portfolio with a higher yield than that of the money market and less volatility than that of the long-term market. This is just one way you could combine funds to fit your own risk and reward goals.

USAA'S FAMILY OF FUNDS

We offer you another alternative with our asset strategy funds listed in APPENDIX C under asset allocation on page 28. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers

USAA NEW YORK FUNDS - 14
to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA asset strategy fund, the USAA family of funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX C on page 28 for a complete list of the USAA family of no-load mutual funds.

HOW TO INVEST

OPENING AN ACCOUNT

You may open an account and make an investment as described below on the Internet, by mail, in person, bank wire, or phone. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. Each Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in a Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE

 *   $3,000

ADDITIONAL MINIMUM PURCHASES

   * $50 per transaction, per account. (Except on transfers from brokerage accounts into the New York Money market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

HOW TO PURCHASE BY...

INTERNET ACCESS - USAA.COM

   * You can use your personal computer to perform certain mutual fund transactions by accessing our Web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.


15 - PROSPECTUS

USAA NEW YORK FUNDS
-------------------------------------------------------------------------------
MAIL

   * To open an account, send your application and check to:

                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

   * To add to your  account,  send  your  check  and the  deposit  stub in the
     business  reply  envelope  that   accompanies   your  Fund's   transaction
     confirmation to the transfer agent:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288

IN PERSON

   * To open an account, bring your application and check to our San Antonio investment sales and service office at:

                  USAA Federal Savings Bank
                  10750 Robert F. McDermott Freeway
                  San Antonio, TX 78288

USAA NEW YORK FUNDS - 16

BANK WIRE

   * To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                  State Street Bank and Trust Company
                  Boston, MA 02101
                  ABA#011000028
                  Attn: USAA New York Fund Name
                  USAA Account Number: 69384998
                  Shareholder(s) Name(s) _____________________________
                  Shareholder(s) Mutual Fund Account No._______________

ELECTRONIC FUNDS TRANSFER (EFT)

   * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

   * If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

   * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM BY...

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)
   * Access our Internet Web site at usaa.com.

   * Send your written instructions to:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

   * Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

   * Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

   * Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

   * Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

CHECKWRITING

* Checks can be issued for your New York Money Market Fund account. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

                      USAA Shareholder Account Services
                      9800 Fredericksburg Road
                      San Antonio, TX 78288

You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

17 - PROSPECTUS

USAA NEW YORK FUNDS
-------------------------------------------------------------------------------

IMPORTANT INFORMATION
     ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

ACCOUNT BALANCE

USAA Shareholder Account Services (SAS), the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

FUND RIGHTS

Each Fund reserves the right to:

   * reject purchase or exchange orders when in the best interest of the Fund

   * limit or discontinue the offering of shares of the Fund without notice to the shareholders

   * impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

   * require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

   * redeem an account with less than 50 full shares, with certain limitations

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Only New York residents may exchange into a New York Fund. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

USAA NEW YORK FUNDS - 18

The Funds have undertaken certain procedures regarding telephone transactions as described on page 18.

EXCHANGE LIMITATIONS, EXCESSIVE TRADING

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                               NUMBER OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

Securities of the New York Bond Fund are valued each business day at their current market value as determined by a pricing service approved by the Funds' Board of Directors. Securities that cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Funds' Board of Directors. In addition, securities purchased with maturities of 60 days or less and all securities of the New York Money Market Fund are stated at amortized cost, which approximates market value.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

DIVIDENDS AND DISTRIBUTIONS

Net investment income of each Fund is accrued daily and paid on the last business day of the month. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption. Ordinarily, any net capital gain distribution will be paid in December. The Funds will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in each Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any capital gain distributions paid by the New York Bond Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of a New York Bond Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. If you become a resident of a state other than New York, we will mail a check for proceeds of income dividends to you monthly.

[SIDE BAR]

     INCOME DIVIDENDS PAYMENT TO SHAREHOLDERS OF INCOME FROM INTEREST OR DIVIDENDS GENERATED BY THE FUND'S INVESTMENTS.

     CAPITAL GAIN DISTRIBUTIONS PAYMENT TO FUND SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

                                                                19 - PROSPECTUS

USAA NEW YORK FUNDS
-------------------------------------------------------------------------------
FEDERAL TAXES

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual income will be exempt from federal or state income taxes, we may invest up to 20% of the Funds' assets in securities that generate income not exempt from federal income tax or New York State and City personal income taxes. Because interest income may be exempt for federal income tax purposes, it does not necessarily mean that the interest income may be exempt under the income or other tax laws of any state or local taxing authority. As discussed earlier on page 10, capital gains distributed by a Fund may be taxable. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Funds. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

WITHHOLDING

Federal law requires each Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*   fails to furnish the Fund with a correct tax identification number

*   underreports dividend or interest income or

*   fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Funds' transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING

Each Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes, including the portion of the dividends constituting interest on private activity bonds and the percentage and source of interest income earned on tax-exempt securities held by the Fund during the preceding year.

NEW YORK TAXATION

The following is only a general summary of certain state and local tax considerations generally affecting shareholders and is not intended as a substitute for careful tax planning. As a potential investor in the Funds, you should consult your tax adviser with specific reference to your own tax situations.

Each Fund intends to satisfy such requirements of applicable New York law so as to pay dividends, as described below, that are exempt from New York State and New York City personal income taxes. Dividends derived from interest on qualifying New York Municipal Obligations (including certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, and
Guam) will be exempt from New York State and New York City personal income taxes, but not New York State corporate franchise tax or New York City general corporation tax. Investment in a Fund, however, may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on dividends received from the Funds. For New York State and New York City personal income tax purposes, distributions of net long-term capital gains will be taxable at the same rates as ordinary income. Dividends and distributions derived from income (including capital gains on all New York Municipal Obligations) other than interest on qualifying

USAA NEW YORK FUNDS - 20

New York Municipal Obligations are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State and New York City personal income tax purposes. You will receive an annual notification stating your portion of each Fund's tax-exempt income attributable to qualified New York Municipal Obligations.

FUTURE SHAREHOLDER MAILINGS

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Funds anticipate offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


                                                                 21 -PROSPECTUS

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


NEW YORK BOND FUND

                                          Year ended March 31,
                       --------------------------------------------------------
                           2001       2000        1999        1998       1997
                       --------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value at
   beginning of period $   10.79   $   11.66   $   11.62   $   10.94   $  10.95
Net investment income        .59         .61         .61         .63        .64
Net realized and
   unrealized
   gain (loss)               .79        (.87)        .04         .68       (.01)
Distributions from net
   investment income        (.59)       (.61)       (.61)       (.63)      (.64)
                       --------------------------------------------------------
Net asset value at end
of period              $   11.58   $   10.79   $   11.66   $   11.62   $  10.94
                       ========================================================
Total return (%)*          13.24       (2.20)       5.73       12.24       5.89
Net assets at end
of period (000)        $ 103,283   $  82,971   $  88,480   $  70,611   $ 58,035
Ratio of expenses
   to average net
   assets (%)                .50         .50         .50         .50        .50
Ratio of expenses to
   average net assets
   excluding
   reimbursements (%)        .58         .57         .58         .61        .66
Ratio of net investment
   income to average
   net assets (%)           5.36        5.52        5.24        5.54       5.83
Portfolio Turnover (%)     13.87       31.77       27.64       49.49      41.42

--------

* Assumes reinvestment of all dividend income distributions during the period.

USAA NEW YORK FUNDS - 22

FINANCIAL HIGHLIGHTS


NEW YORK MONEY MARKET FUND

                                       Year ended March 31,
                       --------------------------------------------------------
                          2001        2000      1999     1998      1997
                       --------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value at
   beginning of period $    1.00   $   1.00    $   1.00    $    1.00   $   1.00
Net investment income        .03        .03         .03          .03        .03
Distributions from net
   investment income        (.03)      (.03)       (.03)        (.03)      (.03)
                       --------------------------------------------------------
Net asset value at
   end of period       $    1.00   $   1.00    $   1.00    $    1.00   $   1.00
                       ========================================================
Total return (%)*           3.62       3.02        2.90         3.29       3.16
Net assets at end
   of period (000)     $ 100,805   $ 77,948    $ 68,834    $  62,226   $ 49,996
Ratio of expenses
   to average net
   assets (%)                .50        .50         .50          .50        .50
Ratio of expenses to
   average net assets
   excluding
   reimbursements (%)        .58        .58         .60          .63        .69
Ratio of net investment
   income to average
   net assets (%)           3.54       3.00        2.86         3.23       3.12

---------
*Assumes reinvestment of all dividend income distributions during the period.

                                                                  23-PROSPECTUS

                                  APPENDIX A

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE NEW YORK FUNDS MAY BE INVESTED:

VARIABLE RATE SECURITIES

We may invest a Fund's assets in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

In the case of the New York Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

PUT BONDS

We may invest a Fund's assets in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the New York Bond Funds, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the New York Money Market Fund is determined as stated under Variable Rate Securities.

ZERO COUPON BONDS

We may invest a Fund's assets in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

SYNTHETIC INSTRUMENTS

We may invest a Fund's assets in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if the instrument (or the underlying bond) loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

WHEN-ISSUED SECURITIES

We may invest a Fund's assets in new securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

* The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

*    Such securities can be sold before settlement date.

MUNICIPAL LEASE OBLIGATIONS

We may invest a Fund's assets in a variety of instruments  commonly referred to
as  municipal  lease   obligations,   including   leases  and  certificates  of
participation in such leases and contracts.

Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis.

USAA NEW YORK FUNDS - 24

ILLIQUID SECURITIES

We may invest up to 15% of the New York Bond Funds' net assets and up to 10% of the New York Money Market Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

In determining the liquidity of a lease obligation, we will consider: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the put bond.

                                                                25 - PROSPECTUS

                                  APPENDIX B

TAXABLE-EQUIVALENT YIELD TABLE
COMBINED 2001 FEDERAL INCOME TAX AND
NEW YORK STATE PERSONAL INCOME TAX RATES

Assuming a Federal
Marginal Tax Rate of:          28%            31%           36%        39.6%

and a State Rate of:         6.85%          6.85%         6.85%        6.85%

The Effective Marginal
Tax Rate Would be:        32.9320%(a)    35.7265%(b)   40.3840%(c)  43.7374%(d)

To Match a Double
Tax-Free Yield of:      A Fully Taxable Investment Would Have to Pay You:

         ====================================================================
            2.00%            2.98%          3.11%         3.35%        3.55%
         --------------------------------------------------------------------
            2.50%            3.73%          3.89%         4.19%        4.44%
         --------------------------------------------------------------------
            3.00%            4.47%          4.67%         5.03%        5.33%
         --------------------------------------------------------------------
            3.50%            5.22%          5.45%         5.87%        6.22%
         --------------------------------------------------------------------
            4.00%            5.96%          6.22%         6.71%        7.11%
         --------------------------------------------------------------------
            4.50%            6.71%          7.00%         7.55%        8.00%
         --------------------------------------------------------------------
            5.00%            7.46%          7.78%         8.39%        8.89%
         --------------------------------------------------------------------
            5.50%            8.20%          8.56%         9.23%        9.78%
         --------------------------------------------------------------------
            6.00%            8.95%          9.34%        10.06%       10.66%
         --------------------------------------------------------------------
            6.50%            9.69%         10.11%        10.90%       11.55%
         --------------------------------------------------------------------
            7.00%           10.44%         10.89%        11.74%       12.44%
         ====================================================================

     ----------------------------
     (a) Federal Rate of 28% + (New York State Rate of 6.85% x (1-28%))
     (b) Federal Rate of 31% + (New York State Rate of 6.85% x (1-31%))
     (c) Federal Rate of 36% + (New York State Rate of 6.85% x (1-36%))
     (d) Federal Rate of 39.6% + (New York State Rate of 6.85% x (1-39.6%))

     THIS TABLE IS A HYPOTHETICAL ILLUSTRATION AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUND PERFORMANCE OF ANY OF THE USAA FAMILY OF FUNDS.

     THESE RATES WERE SELECTED AS EXAMPLES THAT WOULD BE RELEVANT TO MOST TAXPAYERS.

     FOR A FURTHER EXPLANATION ON CALCULATING TAX-EQUIVALENT YIELDS, SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

USAA NEW YORK FUNDS - 26

TAXABLE-EQUIVALENT YIELD TABLE
COMBINED 2001 FEDERAL INCOME TAX
AND NEW YORK STATE AND NEW YORK CITY
PERSONAL INCOME TAX RATES

Assuming a Federal Marginal
Tax Rate of:                   28%            31%           36%         39.6%
and a Combined State and
City Rate of:               10.63%         10.63%        10.63%        10.63%
The Effective Marginal Tax
Rate Would be:            35.6536%(e)    38.3347%(f)   42.8032%(g)   46.0205%(h)

To Match a Triple
Tax-Free Yield of:         A Fully Taxable Investment Would Have to Pay You:

         ======================================================================
              2.00%          3.11%          3.24%         3.50%         3.71%
         ----------------------------------------------------------------------
              2.50%          3.89%          4.05%         4.37%         4.63%
         ----------------------------------------------------------------------
              3.00%          4.66%          4.86%         5.25%         5.56%
         ----------------------------------------------------------------------
              3.50%          5.44%          5.68%         6.12%         6.48%
         ----------------------------------------------------------------------
              4.00%          6.22%          6.49%         6.99%         7.41%
         ----------------------------------------------------------------------
              4.50%          6.99%          7.30%         7.87%         8.34%
         ----------------------------------------------------------------------
              5.00%          7.77%          8.11%         8.74%         9.26%
         ----------------------------------------------------------------------
              5.50%          8.55%          8.92%         9.62%        10.19%
         ----------------------------------------------------------------------
              6.00%          9.32%          9.73%        10.49%        11.12%
         ----------------------------------------------------------------------
              6.50%         10.10%         10.54%        11.36%        12.04%
         ----------------------------------------------------------------------
              7.00%         10.88%         11.35%        12.24%        12.97%
         ======================================================================
 -------------------

     (e) Federal Rate of 28% + (New York State Rate of 6.85%+City Rate of 3.78 x (1-28%))
     (f) Federal Rate of 31% + (New York State Rate of 6.85%+City Rate of 3.78 x (1-31%))
     (g) Federal Rate of 36% + (New York State Rate of 6.85%+City Rate of 3.78 x (1-36%))
     (h)  Federal  Rate of 39.6% + (New York State Rate of  6.85%+City  Rate of
     3.78 x (1-39.6%))

     WHERE APPLICABLE, THE TABLE ASSUMES THE HIGHEST STATE AND CITY RATE CORRESPONDING TO THE FEDERAL MARGINAL TAX RATE. AN INVESTOR'S TAX RATES MAY EXCEED THE RATES SHOWN IN THE ABOVE TABLES IF SUCH INVESTOR DOES NOT ITEMIZE DEDUCTIONS FOR FEDERAL INCOME TAX PURPOSES OR DUE TO THE REDUCTION OR POSSIBLE ELIMINATION OF THE PERSONAL EXEMPTION DEDUCTION FOR HIGH-INCOME TAXPAYERS AND AN OVERALL LIMIT ON ITEMIZED DEDUCTIONS. FOR TAXPAYERS WHO PAY ALTERNATIVE MINIMUM TAX, TAX-FREE YIELDS MAY BE EQUIVALENT TO LOWER TAXABLE YIELDS THAN THOSE SHOWN ABOVE. LIKEWISE, FOR SHAREHOLDERS WHO ARE SUBJECT TO INCOME TAXATION BY STATES OTHER THAN NEW YORK, TAX-FREE YIELDS MAY BE EQUIVALENT TO LOWER TAXABLE YIELDS THAN THOSE SHOWN ABOVE. THE ABOVE TABLES DO NOT APPLY TO CORPORATE INVESTORS.

                                                                 27 -PROSPECTUS

                                  APPENDIX C

USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


      -------------------                          ------------------------
        EQUITY FUNDS                               ASSET ALLOCATION FUNDS
      -------------------                          ------------------------
       Aggressive Growth                              Balanced Strategy
         Capital Growth                              Cornerstone Strategy
        Emerging Markets                           Growth and Tax Strategy
       First Start Growth                              Growth Strategy
              Gold                                     Income Strategy
             Growth
        Growth & Income                            ------------------------
          Income Stock                               TAXABLE BOND FUNDS
         International                             ------------------------
      Science & Technology                                   GNMA
        Small Cap Stock                            High-Yield Opportunities
             Value                                          Income
          World Growth                              Intermediate-Term Bond
                                                        Short-Term Bond

      ------------------
      MONEY MARKET FUNDS                           ------------------------
      ------------------                                INDEX FUNDS
         Money Market                              ------------------------
    Tax Exempt Money Market                          Extended Market Index
  Treasury Money Market Trust                         Global Titans Index
       State Money Market                               Nasdaq-100 Index
                                                         S&P 500 Index

      ---------------------
      TAX EXEMPT BOND FUNDS
      ---------------------
          Long-Term
      Intermediate-Term
          Short-Term
       State Bond/Income

FOREIGN   INVESTING  IS  SUBJECT  TO   ADDITIONAL   RISKS,   SUCH  AS  CURRENCY
FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA
EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

USAA NEW YORK FUNDS - 28

NOTES

If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet Web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

--------------------------------------------------------------------------------
         INVESTMENT ADVISER, ADMINISTRATOR, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

-------------------------------------------------------------------------------
                                 TRANSFER AGENT
                        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

-------------------------------------------------------------------------------
                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 1713
                          Boston, Massachusetts 02105

-------------------------------------------------------------------------------

                           TELEPHONE ASSISTANCE HOURS
                         Call toll free - Central Time
                       Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.

-------------------------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)

-------------------------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)

-------------------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)

-------------------------------------------------------------------------------

                                INTERNET ACCESS
                                    usaa.com


                   INVESTMENT COMPANY ACT FILE NO. 811-3333

                                     Part A


                               Prospectus for the

                                Virginia Bond and

                           Virginia Money Market Funds

                                                                 PROSPECTUS
                                                                 AUGUST 1, 2001

USAA VIRGINIA FUNDS

                         (USAA VIRGINIA BOND FUND AND
                        USAA VIRGINIA MONEY MARKET FUND)



TABLE OF CONTENTS
-----------------------------------------------------------------
What Are Each Fund's Investment
Objectives and Main Strategies?                                 2
-----------------------------------------------------------------
What Are the Main Risks of Investing in These Funds?            2
-----------------------------------------------------------------
Could the Value of Your Investment
in These Funds Fluctuate?                                       3
-----------------------------------------------------------------
Fees and Expenses                                               6
-----------------------------------------------------------------
Fund Investments                                                6
-----------------------------------------------------------------
Fund Management                                                13
-----------------------------------------------------------------
Using Mutual Funds in an Investment Program                    14
-----------------------------------------------------------------
How to Invest                                                  15
-----------------------------------------------------------------
How to Redeem                                                  16
-----------------------------------------------------------------
Important Information About Purchases and Redemptions          18
-----------------------------------------------------------------
Exchanges                                                      18
-----------------------------------------------------------------
Shareholder Information                                        19
-----------------------------------------------------------------
Financial Highlights                                           22
-----------------------------------------------------------------
Appendix A                                                     24
-----------------------------------------------------------------
Appendix B                                                     26
-----------------------------------------------------------------
Appendix C                                                     27
-----------------------------------------------------------------


SHARES OF THE VIRGINIA FUNDS ARE OFFERED ONLY TO VIRGINIA RESIDENTS. THE DELIVERY OF THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE WHERE SHARES OF THE VIRGINIA FUNDS MAY NOT LAWFULLY BE MADE.

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF EITHER OF THESE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA VIRGINIA FUNDS
-------------------------------------------------------------------------------
USAA INVESTMENT MANAGEMENT COMPANY MANAGES THESE FUNDS. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT ARE EACH FUND'S INVESTMENT
     OBJECTIVES AND MAIN STRATEGIES?

Each Fund has a common objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

The VIRGINIA BOND FUND invests primarily in long-term, investment-grade Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than ten years.

The VIRGINIA MONEY MARKET FUND invests in high-quality, Virginia tax-exempt securities with maturities of 397 days or less.

Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 6 for more information.

WHAT ARE THE MAIN RISKS
     OF INVESTING IN THESE FUNDS?

The two primary risks of investing in these Funds are credit risk and market risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

   * CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

   * MARKET RISK involves the possibility that the value of each Fund's investments will decline because of an increase in interest rates, or to adverse changes in supply and demand for municipal securities, or other market factors.

These credit and market risks may be magnified because each Fund concentrates in Virginia tax-exempt securities.

IF INTEREST RATES INCREASE: the yield of each Fund may increase and the market value of the Virginia Bond Fund's securities will likely decline, adversely affecting the net asset value and total return.

IF INTEREST RATES DECREASE: the yield of each Fund may decrease and the market value of the Virginia Bond Fund's securities may increase, which would likely increase the Fund's net asset value and total return. The Virginia Money Market Fund's total return may decrease.

Other risks of investing in either Fund include call risk and structural risk.

As you consider an investment in either Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in either Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Virginia Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in that Fund.

Look for this symbol ! throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

USAA VIRGINIA FUNDS - 2

COULD THE VALUE OF YOUR INVESTMENT
     IN THESE FUNDS FLUCTUATE?

Yes, it could. In fact, the value of your investment in the Virginia Bond Fund will fluctuate with the changing market values of the investments in the Fund. We manage the Virginia Money Market Fund in accordance with strict Securities and Exchange Commission (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

The value of the securities in which the Virginia Bond Fund invests typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations. The following bar charts illustrate the Funds' volatility and performance from year to year for each full calendar year since the Funds' inception.

TOTAL RETURN

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

All mutual funds must use the same formula to calculate total return.

VIRGINIA BOND FUND

[SIDE BAR]
                    CALENDAR YEAR       TOTAL RETURN
                         1991*               11.72%
                         1992                 8.49%
                         1993                12.67%
                         1994                -6.32%
                         1995                17.08%
                         1996                 5.06%
                         1997                 9.50%
                         1998                 6.04%
                         1999                -4.63%
                         2000                13.18%

                    * Fund began operations on October 15, 1990.

[SIDE BAR]
6-MONTH TOTAL RETURN
X.XX%     (6/30/01)

BEST QUARTER
7.72%     1ST QTR. 1995

WORST QUARTER
-5.34%    1ST QTR. 1994


The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indicies. Remember, historical performance does not necessarily indicate what will happen in the future.

                                                                 3 - PROSPECTUS

USAA VIRGINIA FUNDS
-------------------------------------------------------------------------------
     ==========================================================================
                              AVERAGE ANNUAL TOTAL RETURNS
                       (FOR THE PERIODS ENDING DECEMBER 31, 2000)
                                                                       LIFE OF
                                      PAST        PAST       PAST        FUND
                                     1 YEAR      5 YEAR    10 YEARS    10/15/90
     --------------------------------------------------------------------------
        Virginia Bond Fund           13.18%      5.66%      7.03%       7.27%
     --------------------------------------------------------------------------
        Lehman Brothers
        Municipal Bond Index*        11.68%      5.84%      7.32%       7.52%
     --------------------------------------------------------------------------
        Lipper Virginia Municipal
        Debt Fund Index**            10.99%      4.87%       n/a         n/a
     ==========================================================================

    *THE LEHMAN  BROTHERS  MUNICIPAL  BOND INDEX  IS AN UNMANAGED  BENCHMARK OF
     TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET.

   **THE  LIPPER  VIRGINIA  MUNICIPAL  DEBT FUND INDEX  TRACKS THE TOTAL RETURN
     PERFORMANCE OF THE 10 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT LIMIT THEIR ASSETS TO THOSE SECURITIES THAT ARE EXEMPT FROM TAXATION IN THE COMMONWEALTH OF VIRGINIA.

VIRGINIA MONEY MARKET FUND

[SIDE BAR]
                    CALENDAR YEAR       TOTAL RETURN
                         1991*               4.50%
                         1992                2.91%
                         1993                2.20%
                         1994                2.54%
                         1995                3.52%
                         1996                3.17%
                         1997                3.31%
                         1998                3.14%
                         1999                2.88%
                         2000                3.73%

                    * Fund began operations on October 15, 1990.

[SIDE BAR]
6-MONTH TOTAL RETURN
X.XX%     (6/30/01)

BEST QUARTER
1.20%    1ST QTR. 1991

WORST QUARTER
 .49%    1ST QTR. 1994


USAA VIRGINIA FUNDS - 4

The table below shows the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.

     ==========================================================================
                              AVERAGE ANNUAL TOTAL RETURNS
                       (FOR THE PERIODS ENDING DECEMBER 31, 2000)
                                                                       LIFE OF
                                      PAST        PAST       PAST        FUND
                                     1 YEAR      5 YEAR    10 YEARS    10/15/90
     --------------------------------------------------------------------------
        Virginia
        Money Market Fund              3.73%      3.25%      3.19%       3.23%
     ==========================================================================

USAA VIRGINIA FUNDS - 4

YIELD

All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

[SIDE BAR]
     YIELD IS ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

     EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD, HOWEVER, WHEN ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.

VIRGINIA BOND FUND

The Virginia Bond Fund may advertise performance in terms of a 30-day yield quotation or a tax-equivalent yield. The Fund's 30-day yield for the period ended December 31, 2000, was 4.92%.

VIRGINIA MONEY MARKET FUND

The Virginia Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2000, was 4.19%.

TAX-EQUIVALENT YIELD

Investors use tax-equivalent yields to compare taxable and tax-exempt fixed income investments using a common yield measure. The tax-equivalent yield is the yield that a fully taxable investment must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon your federal and Virginia marginal income tax rates and assumes that an investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable is the Fund's tax exemption.

For example, if you assume a federal marginal tax rate of 36% and a state marginal tax rate of 5.75%, the Effective Marginal Tax Rate would be 39.68%. Using this tax rate, the Funds' tax-equivalent yields for the period ending December 31, 2000, would be as follows:

                                                                TAX-EQUIVALENT
                                                     YIELD           YIELD
     -------------------------------------------------------------------------
       Virginia Bond Fund (30 day)                   4.92%           8.16%
       Virginia Money Market Fund (7 day)            4.19%           6.95%

Using the example, to exceed the 30-day yield of the Virginia Bond Fund on an after-tax basis, you must find a fully taxable investment that yields more than 8.16%. Likewise, to exceed the 7-day yield of the Virginia Money Market Fund, you must find a fully taxable investment that yields more than 6.95%.

For more information on calculating tax-equivalent yields, see APPENDIX B on page 26.

CURRENT PRICE AND TOTAL RETURN INFORMATION
Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for these Funds, through our usaa.com Internet Web site once you established Internet access. See page 15 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the fund you would like to receive information on followed by the pound sign (#) when asked for a fund code.

[SIDE BAR]
FUND NUMBER
VIRGINIA BOND FUND   64
VIRGINIA MONEY
MARKET FUND          65
                                                                 5 - PROSPECTUS

USAA VIRGINIA FUNDS
-------------------------------------------------------------------------------

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

[SIDE BAR]
TICKER SYMBOL
VIRGINIA BOND FUND
USVAX
VIRGINIA MONEY
MARKET FUND
UVAXX

NEWSPAPER SYMBOL
VIRGINIA BOND FUND
VA Bd

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in the Funds.

SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended March 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

                    MANAGEMENT   DISTRIBUTION     OTHER       TOTAL ANNUAL
                      FEES       (12B-1) FEES    EXPENSES   OPERATING EXPENSES
-------------------------------------------------------------------------------
 Virginia Bond Fund   .33%          None          .24%           .57%
 Virginia
 Money Market Fund    .33%          None          .26%           .59%

[SIDE BAR]
     12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

EXAMPLE OF EFFECT OF THE FUNDS' OPERATING EXPENSES

This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of those periods shown.

                                   1 YEAR    3 YEARS      5 YEARS     10 YEARS
   ---------------------------------------------------------------------------
     Virginia Bond Fund             $58       $183        $318         $714
     Virginia Money Market Fund     $60       $189        $329         $738

FUND INVESTMENTS

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Q    WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

A    Each  Fund's  principal  strategy  is  the  investment  of its  assets  in securities issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and by other governmental entities if, in the opinion of counsel, the interest from such obligations is excluded from gross income for federal income tax purposes and is exempt from Virginia state income taxes.

     These securities include municipal debt obligations that have been issued by Virginia and its political subdivisions, and duly constituted state and local authorities and corporations. We refer to these securities as Virginia tax-exempt securities. Virginia tax-exempt securities are issued to fund public infrastructure projects such as streets

USAA VIRGINIA FUNDS - 6
     and highways, schools, water and sewer systems, hospitals, and airports. They may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     Because the projects benefit the public, Congress has granted exemption from federal income taxes for the interest income arising from these securities. Likewise, the Virginia Legislature has granted an exemption from state personal income taxes for most Virginia municipal securities.

Q    WHAT TYPES OF TAX-EXEMPT  SECURITIES  WILL  BE  INCLUDED  IN  EACH  FUND'S
     PORTFOLIO?

A Each Fund's assets may be invested in any of the following tax-exempt securities:

     * GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

     * REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from annual appropriations made by the state legislature for the repayment of interest and principal or other specific revenue source, but not from the general taxing power;

     * LEASE OBLIGATIONS backed by the municipality's covenant to budget for the payments due under the lease obligation;

     *  INDUSTRIAL   DEVELOPMENT  BONDS  issued  by  or  on  behalf  of  public authorities to obtain funds for privately operated facilities; and

     *  SYNTHETIC  INSTRUMENTS,   which  combine  a  municipality's   long-term
        obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of each Fund's assets in short-term securities whether or not they are exempt from federal income tax and Virginia state income taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

Q WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

A The two principal risks of investing in tax-exempt securities are credit risk and market risk.

[EXCLAMATION POINT]

        CREDIT RISK. The bonds in each Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. We attempt to minimize the Funds' credit risks by investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

        When evaluating potential investments for the Funds, our analysts also independently assess credit risk and its impact on the Funds' portfolios. Securities in the lowest investment grade ratings category
        (BBB) have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities.

                                                                 7 - PROSPECTUS

USAA VIRGINIA FUNDS
-------------------------------------------------------------------------------

[EXCLAMATION POINT]

        MARKET RISK. As a mutual fund investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Q    WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

A Two other risks that are applicable to certain tax-exempt securities are call risk and structural risk.

[EXCLAMATION POINT]

        CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

        Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

        Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is impacted in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

[EXCLAMATION POINT]

        STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the Virginia Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

Q WHAT PERCENTAGE OF EACH FUND'S ASSETS WILL BE INVESTED IN VIRGINIA TAX-EXEMPT SECURITIES?

A During normal market conditions, at least 80% of each Fund's net assets will consist of Virginia tax-exempt securities. This policy may only be changed by a shareholder vote.

     In addition to Virginia tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, and Guam are exempt from federal and state personal income taxes; and as such, we may consider investing up to 20% of each Fund's assets in these securities.

USAA VIRGINIA FUNDS - 8

Q    ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

A Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund's assets. With respect to the remaining 25% of each Fund's assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of Virginia tax-exempt securities.

     With respect to the Virginia Money Market Fund, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution.

     We also may not invest more than 25% of the Funds' assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of the Funds' assets in tax-exempt industrial revenue bonds. The 25% industry limitation does not apply to general obligation bonds or bonds that are escrowed in U.S. government securities.

Q WHAT ARE THE POTENTIAL RISKS ASSOCIATED WITH CONCENTRATING SUCH A LARGE PORTION OF EACH FUND'S ASSETS IN ONE STATE?

A The Funds are subject to credit and market risks, as previously described, which could be magnified by the Funds' concentration in Virginia issues. Virginia tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of Virginia issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within Virginia to a much greater degree than a more diversified national fund.

     A particular development may not directly relate to the Funds' investments but nevertheless might depress the entire market for the state's tax-exempt securities and therefore adversely impact the Funds' valuation.

     An investment in the Virginia Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

     The following are examples of just some of the events that may depress valuations for Virginia tax-exempt securities for an extended period of time:

     * Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

     * Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

     * Natural disasters such as floods, storms, hurricanes, droughts, fires, or earthquakes.

     * Bankruptcy or financial distress of a prominent municipal issuer within the state.

     * Economic issues that impact critical industries or large employers or that weaken real estate prices.

     *  Reductions in federal or state financial aid.

                                                                  9 -PROSPECTUS

USAA VIRGINIA FUNDS
-------------------------------------------------------------------------------

     *  Imbalance   in  the  supply  and  demand  for  the  state's   municipal
        securities.

     * Developments that may change the tax treatment of Virginia tax-exempt securities.

     In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

     Other   considerations   affecting  the  Funds'  investments  in  Virginia
     tax-exempt securities are summarized in the statement of additional information under SPECIAL RISK CONSIDERATIONS.

Q    DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

A Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide a net economic benefit to the shareholders.

Q WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO FEDERAL INCOME TAXES?

A During normal market conditions, at least 80% of each Fund's annual income will be excluded from gross income for federal income tax purposes and will also be exempt from Virginia state income taxes. This policy may only be changed by a shareholder vote. We expect that any taxable interest income distributed will be minimal.

     However, gains and losses from trading securities that occur during the normal course of managing a fund may create net capital gain distributions. The Internal Revenue Code presently treats these distributions differently than tax-exempt interest income in the following ways:

     * Distributions of net short-term capital gains are taxable as ordinary income.

     * Distributions of net long-term capital gains are taxable as long-term capital gains, regardless of the length of time you have held the Fund shares.

     * Both short-term and long-term capital gains are taxable whether received in cash or reinvested in additional shares.

Q WILL INCOME FROM THE FUNDS BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR INDIVIDUALS?

A During normal market conditions, at least 80% of each Fund's annual income will be excluded from the calculation of the federal alternative minimum tax (AMT) for individuals. This policy may only be changed by a shareholder vote. Since inception, the Funds have not distributed any income that is subject to the federal AMT for individuals, and we do not intend to invest in securities subject to the federal AMT. However, of course, changes in federal tax laws or other unforeseen circumstances could result in income subject to the federal AMT for individuals.

VIRGINIA BOND FUND

Q WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

A Under normal market conditions, we will invest the Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard &

USAA VIRGINIA FUNDS - 10

     Poor's Ratings Group (S&P), or Fitch, Inc. (Fitch) or in the highest short-term rating category by Moody's, S&P, or Fitch. If a security is not rated by those rating agencies, we must determine that the security is of equivalent investment quality.

     In no event will we purchase a security for the Fund unless it is rated at least investment grade at the time of purchase. Investment-grade securities are those securities rated within the four highest long-term rating categories by Moody's (Baa or higher), S&P, or Fitch (BBB or higher), or in the two highest short-term rating categories by these rating agencies. If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

     On occasion, we may purchase a credit rating on a particular security when we believe it will provide a net economic benefit to the shareholders.

     You will find a complete description of the above tax-exempt ratings in the Fund's statement of additional information.

Q WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED TO BELOW INVESTMENT GRADE?

A We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

     We manage tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

Q    WHAT IS THE FUND'S AVERAGE PORTFOLIO MATURITY AND HOW IS IT CALCULATED?

A While the Fund's average portfolio maturity is not restricted, we expect it to be greater than ten years. To determine a security's maturity for purposes of calculating the Fund's average portfolio maturity, we may estimate the expected time in which the security's principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund's average weighted portfolio maturity, see INVESTMENT POLICIES in the Fund's statement of additional information.

VIRGINIA MONEY MARKET FUND

Q    WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

A The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

     *  issued  or  guaranteed  by  the  U.S.   government  or  any  agency  or
        instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities

     * rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO

                                                                 11 -PROSPECTUS

USAA VIRGINIA FUNDS
-------------------------------------------------------------------------------

     * unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated or

     *  unrated but determined by us to be of comparable quality

     In addition, we must consider whether a particular investment presents minimal credit risk.

Q    WHO ARE THE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS?

A    Current NRSROs include:

     * Moody's Investors Service
     * Standard & Poor's Ratings Group
     * Fitch, Inc.

Q    WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

A If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.

Q    WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

[SIDE BAR]
     DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO IT MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

A While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

     For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk. The Fund has also purchased insurance to protect against defaults. This insurance is subject to deductibles and dollar limits.

     There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest risk by limiting the maturity of each security to 397 days or less and maintaining a dollar-weighted average portfolio maturity for the Fund of 90 days or less.

     Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit analysis or to take advantage of an opportunity to reinvest at a higher yield.

For additional information about other securities in which we may invest each Fund's assets, see APPENDIX A on page 24.

USAA VIRGINIA FUNDS - 12

FUND MANAGEMENT

USAA Investment Management Company serves as the manager and distributor of these Funds. We are an affiliate of United Services Automobile Association
(USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

[SIDE BAR]
TOTAL ASSETS
UNDER MANAGEMENT
BY USAA INVESTMENT
MANAGEMENT COMPANY
APPROXIMATELY $xx BILLION

We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Funds' portfolios (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. For our services, the Funds pay us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This fee is allocated between the Funds based on the relative net assets of each. The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) for that portion of average net assets over $100 million. The fees we received for the fiscal year ended March 31, 2001, were equal to .33% of average net assets for the Virginia Bond Fund and
 .33% of average net assets for the Virginia Money Market Fund.

Beginning with the month ending July 31, 2002, the investment management fee for the Virginia Bond Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX- VIRGINIA MUNICIPAL DEBT FUND INDEX

The maximum annualized performance adjustment rate is +/-0.06% of the Fund's average net assets over the performance period. The performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

In addition to providing investment management services, we also provide administration, shareholder servicing and distribution services for the Funds. Our affiliate, USAA Shareholder Account Services, also provides transfer agency services for the Funds.


PORTFOLIO MANAGERS

VIRGINIA BOND FUND

Robert R. Pariseau, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since May 1995. He has 17 years' investment management experience working for us. Mr. Pariseau earned the Chartered Financial Analyst designation in 1987 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MBA from Lindenwood College and a BS from the U.S. Naval Academy.

                                                                 13 -PROSPECTUS

USAA VIRGINIA FUNDS
-------------------------------------------------------------------------------

VIRGINIA MONEY MARKET FUND

Regina G. Shafer, CFA, assistant vice president of Money Market Funds, has managed the Fund since April 1999. She has six years' investment management experience and has worked for us for ten years. Ms. Shafer is a Certified Public Accountant and earned the Chartered Financial Analyst designation in 1998. She is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from the University of Texas at San Antonio and a BBA from Southwest Texas State University.

USING MUTUAL FUNDS
     IN AN INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USING FUNDS IN AN INVESTMENT PROGRAM

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

For example, assume you wish to pursue the higher yields usually available in the long-term bond market, but you are also concerned about the possible price swings of the long-term bonds. You could divide your investments between the Virginia Bond Fund and the Virginia Money Market Fund. This would create a portfolio with a higher yield than that of the money market and less volatility than that of the long-term market. This is just one way you could combine funds to fit your own risk and reward goals.

USAA'S FAMILY OF FUNDS

We offer you another alternative with our asset strategy funds listed in APPENDIX C under asset allocation on page 27. These unique mutual funds provide a professionally managed, diversified investment portfolio within a mutual fund. Designed for the individual who prefers to delegate the asset allocation process to an investment manager, their structure achieves diversification across a number of investment categories.

Whether you prefer to create your own mix of mutual funds or use a USAA asset strategy fund, the USAA family of funds provides a broad range of choices covering just about any investor's investment objectives. Our member service representatives stand ready to assist you with your choices and to help you craft a portfolio to meet your needs. Refer to APPENDIX C on page 27 for a complete list of the USAA family of no-load mutual funds.

USAA VIRGINIA FUNDS - 14

HOW TO INVEST

OPENING AN ACCOUNT

You may open an account and make an investment as described below on the Internet, by mail, in person, bank wire, or phone. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TAX ID NUMBER

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. Each Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in a Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE
  *  $3,000

ADDITIONAL MINIMUM PURCHASES

  * $50 per transaction, per account. (Except on transfers from brokerage accounts into the Virginia Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

HOW TO PURCHASE BY...

INTERNET ACCESS - USAA.COM

  * You can use your personal computer to perform certain mutual fund transactions by accessing our Web site. To establish access to your account, you will need to call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an ESA and EFT Buy/Sell authorization must be on file.

MAIL

  *  To open an account, send your application and check to:

                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                                                                15 - PROSPECTUS

USAA VIRGINIA FUNDS
-------------------------------------------------------------------------------

  *  To add to your  account,  send  your  check  and the  deposit  stub in the
     business  reply  envelope  that   accompanies   your  Fund's   transaction
     confirmation to the transfer agent:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288

IN PERSON

  * To open an account, bring your application and check to our San Antonio investment sales and service office at:

                  USAA Federal Savings Bank
                  10750 Robert F. McDermott Freeway
                  San Antonio, TX 78288

BANK WIRE

  * To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                  State Street Bank and Trust Company
                  Boston, MA 02101
                  ABA#011000028
                  Attn: USAA Virginia Fund Name
                  USAA Account Number: 69384998
                  Shareholder(s) Name(s) _____________________________
                  Shareholder(s) Mutual Fund Account No._______________

ELECTRONIC FUNDS TRANSFER (EFT)

  * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

  * If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

  * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you

USAA VIRGINIA FUNDS - 16
may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM BY...

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

  *  Access our Internet Web site at usaa.com.

  *  Send your written instructions to:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

  * Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

  * Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

  * Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

  * Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

CHECKWRITING

  * Checks can be issued for your Virginia Money Market Fund account. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

                      USAA Shareholder Account Services
                      9800 Fredericksburg Road
                      San Antonio, TX 78288

You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

                                                                17 - PROSPECTUS

USAA VIRGINIA FUNDS
-------------------------------------------------------------------------------
IMPORTANT INFORMATION
     ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

ACCOUNT BALANCE

USAA Shareholder Account Services (SAS), the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

FUND RIGHTS

Each Fund reserves the right to:

  *  reject purchase or exchange orders when in the best interest of the Fund

  * limit or discontinue the offering of shares of the Fund without notice to the shareholders

  * impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

  * require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

  *  redeem an account with less than 50 full shares, with certain limitations

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Only Virginia residents may exchange in to a Virginia Fund. Exchanges made through USAA TouchLine(R) and the Internet require an ESA and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

USAA VIRGINIA FUNDS - 18

The Funds have undertaken certain procedures regarding telephone transactions as described on page 17.


EXCHANGE LIMITATIONS, EXCESSIVE TRADING

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                               NUMBER OF SHARES
                                  OUTSTANDING

SHARE PRICE CALCULATION

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

Securities of the Virginia Bond Fund are valued each business day at their current market value as determined by a pricing service approved by the Funds' Board of Directors. Securities that cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Funds' Board of Directors. In addition, securities purchased with maturities of 60 days or less and all securities of the Virginia Money Market Fund are stated at amortized cost, which approximates market value.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

DIVIDENDS AND DISTRIBUTIONS

Net investment income of each Fund is accrued daily and paid on the last business day of the month. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption. Ordinarily, any net capital gain distribution will be paid in December. The Funds will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

SIDE BAR]
     INCOME DIVIDENDS PAYMENT TO SHAREHOLDERS OF INCOME FROM INTEREST OR DIVIDENDS GENERATED BY THE FUND'S INVESTMENTS.

     CAPITAL GAIN DISTRIBUTIONS PAYMENT TO FUND SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.

We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in each Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any capital gain distributions paid by the Virginia Bond Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of a Virginia Bond Fund shortly before any capital gain distribution. Some or all of these distributions are subject to taxes. If you become a resident of a state other than Virginia, we will mail a check for proceeds of income dividends to you monthly.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

                                                                19 - PROSPECTUS

USAA VIRGINIA FUNDS
-------------------------------------------------------------------------------

FEDERAL TAXES

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual income will be exempt from federal or state income taxes, we may invest up to 20% of the Funds' assets in securities that generate income not exempt from federal or state income taxes. Because interest income may be exempt for federal income tax purposes, it does not necessarily mean that the interest income may be exempt under the income or other tax laws of any state or local taxing authority. As discussed earlier on page 10, capital gains distributed by a Fund may be taxable. Note that the Taxpayer Relief Act of 1997 and the technical provisions adopted by the IRS Restructuring and Reform Act of 1998 may affect the status and treatment of certain distributions shareholders receive from the Funds. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

WITHHOLDING

Federal law requires each Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*  fails to furnish the Fund with a correct tax identification number

*  underreports dividend or interest income or

*  fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Funds' transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING

Each Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes, including the portion of the dividends constituting interest on private activity bonds and the percentage and source of interest income earned on tax-exempt securities held by the Fund during the preceding year.

VIRGINIA TAXATION

The following is only a summary of some of the important Virginia personal income tax considerations generally affecting the Funds and their shareholders. This discussion is not intended as a substitute for careful planning. As a potential investor in the Funds, you should consult your tax adviser with specific reference to your own tax situations.

Dividends paid by the Funds and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth, which pay interest excludable from federal gross income, or derived from obligations of the United States, which pay interest or dividends excludable from Virginia taxable income under the laws of the United States, will be exempt from the Virginia income tax. Dividends (1) paid by the Funds,
(2) excluded from gross income for federal income tax purposes, and (3) derived from interest on obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands, and Guam) will be exempt from the Virginia income tax. To the extent a portion of the dividends is derived from interest on obligations other than those described above, such portion will be subject to the Virginia income tax even though it may be excludable from gross income for federal income tax purposes.

USAA VIRGINIA FUNDS - 20

Distributions from the Funds and derived from long-term capital gains on the sale or exchange by the Funds of obligations of the Commonwealth of Virginia, any political subdivision or instrumentality of the Commonwealth, or the United States will be exempt from Virginia income tax. Distributions from the Funds of all other long-term capital gains and all short-term capital gains realized by the Funds generally will be taxable to you regardless of how long you have held the shares.

FUTURE SHAREHOLDER MAILINGS

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Funds anticipate offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce expenses.

                                                                21 - PROSPECTUS

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Funds' financial performance over a five-year period. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


VIRGINIA BOND FUND

                                        Year ended March 31,
                       --------------------------------------------------------
                           2001       2000       1999       1998       1997
                       --------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value at
   beginning of period $   10.69  $    11.52  $   11.49   $  10.92  $    10.93
Net investment income        .59         .59        .60        .62         .63
Net realized and
   unrealized
   gain (loss)               .60        (.83)       .03        .57        (.01)
Distributions from net
   investment income        (.59)       (.59)      (.60)      (.62)       (.63)
                       --------------------------------------------------------
Net asset value at
   end of period       $   11.29  $    10.69  $   11.52  $   11.49  $    10.92
                       ========================================================
Total return (%)*          11.45       (2.00)      5.62      11.13        5.82
Net assets at end
  of period (000)      $ 432,047   $ 377,216  $ 402,352  $ 346,246  $  292,914
Ratio of expenses
   to average net
   assets (%)                .43         .43        .43        .44         .46
Ratio of net
   investment income
   to average net
   assets (%)               5.38        5.45       5.22       5.48        5.76
Portfolio Turnover (%)     30.28       24.60      10.55      14.24       26.84

---------------

* Assumes reinvestment of all dividend income distributions during the period.

USAA VIRGINIA FUNDS - 22

 FINANCIAL HIGHLIGHTS


VIRGINIA MONEY MARKET FUND

                                               Year ended March 31,
                       --------------------------------------------------------
                          2001        2000       1999       1998       1997
                       --------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE
Net asset value at
   beginning of period $    1.00  $     1.00  $    1.00  $    1.00  $     1.00
Net investment income        .04         .03        .03        .03         .03
Distributions from net
   investment income        (.04)       (.03)      (.03)      (.03)       (.03)
                       --------------------------------------------------------
Net asset value at
  end of period        $    1.00  $     1.00  $    1.00  $    1.00  $     1.00
                       ========================================================
Total return (%)*           3.70        3.06       2.98       3.34        3.14
Net assets at end
  of period (000)      $ 168,669  $  157,054  $ 138,416  $ 122,509  $  113,330
Ratio of expenses to
   average net
   assets (%)                .50         .50        .50        .50         .50
Ratio of expenses to
   average net assets
   excluding
   reimbursements (%)        n/a         n/a        .50        .51         .53
Ratio of net investment
   income to average
   net assets (%)           3.63        3.04       2.93       3.29        3.10

-----------------

* Assumes reinvestment of all dividend income distributions during the period.

                                                                 23 - PROSPECTUS

                                  APPENDIX A

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE VIRGINIA FUNDS MAY BE INVESTED:


VARIABLE RATE SECURITIES

We may invest a Fund's assets in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

In the case of the Virginia Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

PUT BONDS

We may invest a Fund's assets in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Virginia Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Virginia Money Market Fund is determined as stated under Variable Rate Securities.

ZERO COUPON BONDS

We may invest a Fund's assets in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

SYNTHETIC INSTRUMENTS

We may invest a Fund's assets in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if the instrument (or the underlying bond) loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

WHEN-ISSUED SECURITIES

We may invest a Fund's assets in new securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

* The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

*    Such securities can be sold before settlement date.

MUNICIPAL LEASE OBLIGATIONS

We may invest a Fund's assets in a variety of instruments  commonly referred to
as  municipal  lease   obligations,   including   leases  and  certificates  of
participation in such leases and contracts.

Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis.

USAA VIRGINIA FUNDS - 24

ILLIQUID SECURITIES

We may invest up to 15% of the Virginia Bond Fund's net assets and up to 10% of the Virginia Money Market Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

In determining the liquidity of a lease obligation, we will consider: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the put bond.

                                                                25 - PROSPECTUS

                                  APPENDIX B

TAXABLE-EQUIVALENT YIELD TABLE
COMBINED 2001 FEDERAL AND
VIRGINIA STATE INCOME TAX

Assuming a Federal
Marginal Tax Rate of:           28%           31%           36%       39.6%

and a State Rate of:          5.75%         5.75%         5.75%       5.75%

The Effective Marginal
Tax Rate Would be:          32.140%(a)    34.968%(b)    39.680%(c)   43.073%(d)

To Match a Double
Tax-Free Yield of:        A Fully Taxable Investment Would Have to Pay You:

         ======================================================================
              2.00%           2.95%         3.08%         3.32%        3.51%
         ----------------------------------------------------------------------
              2.50%           3.68%         3.84%         4.14%        4.39%
         ----------------------------------------------------------------------
              3.00%           4.42%         4.61%         4.97%        5.27%
         ----------------------------------------------------------------------
              3.50%           5.16%         5.38%         5.80%        6.15%
         ----------------------------------------------------------------------
              4.00%           5.89%         6.15%         6.63%        7.03%
         ----------------------------------------------------------------------
              4.50%           6.63%         6.92%         7.46%        7.90%
         ----------------------------------------------------------------------
              5.00%           7.37%         7.69%         8.29%        8.78%
         ----------------------------------------------------------------------
              5.50%           8.10%         8.46%         9.12%        9.66%
         ----------------------------------------------------------------------
              6.00%           8.84%         9.23%         9.95%       10.54%
         ----------------------------------------------------------------------
              6.50%           9.58%        10.00%        10.78%       11.42%
         ----------------------------------------------------------------------
              7.00%          10.32%        10.76%        11.60%       12.30%
         ======================================================================

    ------------------------------
     (a) Federal Rate of 28% + (Virginia State Rate of 5.75% x (1-28%))
     (b) Federal Rate of 31% + (Virginia State Rate of 5.75% x (1-31%))
     (c) Federal Rate of 36% + (Virginia State Rate of 5.75% x (1-36%))
     (d) Federal Rate of 39.6% + (Virginia State Rate of 5.75% x (1-39.6%))

     THIS TABLE IS A HYPOTHETICAL ILLUSTRATION AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUND PERFORMANCE OF ANY OF THE USAA FAMILY OF FUNDS.

     THESE RATES WERE SELECTED AS EXAMPLES THAT WOULD BE RELEVANT TO MOST TAXPAYERS.

     FOR A FURTHER EXPLANATION ON CALCULATING TAX-EQUIVALENT YIELDS, SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

USAA VIRGINIA FUNDS - 26

                                  APPENDIX C


USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


      -------------------                          ------------------------
         EQUITY FUNDS                               ASSET ALLOCATION FUNDS
      -------------------                          ------------------------
       Aggressive Growth                              Balanced Strategy
         Capital Growth                              Cornerstone Strategy
        Emerging Markets                           Growth and Tax Strategy
       First Start Growth                              Growth Strategy
              Gold                                     Income Strategy
             Growth
        Growth & Income                            ------------------------
          Income Stock                                TAXABLE BOND FUNDS
         International                             ------------------------
      Science & Technology                                   GNMA
        Small Cap Stock                            High-Yield Opportunities
             Value                                          Income
          World Growth                              Intermediate-Term Bond
                                                        Short-Term Bond

      ------------------
      MONEY MARKET FUNDS                           ------------------------
      ------------------                                 INDEX FUNDS
         Money Market                              ------------------------
    Tax Exempt Money Market                          Extended Market Index
  Treasury Money Market Trust                         Global Titans Index
       State Money Market                               Nasdaq-100 Index
                                                         S&P 500 Index

    ---------------------
    TAX EXEMPT BOND FUNDS
    ---------------------
          Long-Term
      Intermediate-Term
          Short-Term
       State Bond/Income

FOREIGN   INVESTING  IS  SUBJECT  TO   ADDITIONAL   RISKS,   SUCH  AS  CURRENCY
FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.


"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA
EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                27 - PROSPECTUS

If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet Web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


     ---------------------------------------------------------------------

        INVESTMENT ADVISER, ADMINISTRATOR, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

     ---------------------------------------------------------------------
                                 TRANSFER AGENT
                        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

     ---------------------------------------------------------------------
                                    CUSTODIAN
                       State Street Bank and Trust Company
                                 P.O. Box 1713
                           Boston, Massachusetts 02105

     ---------------------------------------------------------------------

                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.

     ---------------------------------------------------------------------
                   FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
                   1-800-531-8181 (in San Antonio, 456-7200)
                For account servicing, exchanges, or redemptions
                   1-800-531-8448 (in San Antonio, 456-7202)

     ---------------------------------------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)

     ---------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)

     ---------------------------------------------------------------------

                                INTERNET ACCESS
                                    usaa.com


                   INVESTMENT COMPANY ACT FILE NO. 811-3333

                                     Part B


                  Statements of Additional Information for the

                    Long-Term, Intermediate-Term, Short-Term

                       and Tax Exempt Money Market Funds,

               California Bond and California Money Market Funds,

               New York Bond and New York Money Market Funds, and

                  Virginia Bond and Virginia Money Market Funds

                               are included herein

                                     Part B


                   Statement of Additional Information for the

                    Long-Term, Intermediate-Term, Short-Term

                        and Tax Exempt Money Market Funds

                                     Part B



                   Statement of Additional Information for the

                               California Bond and

                          California Money Market Funds

                                     Part B


                   Statement of Additional Information for the

                                New York Bond and

                           New York Money Market Funds

                                     Part B


                   Statement of Additional Information for the

                                Virginia Bond and

                           Virginia Money Market Funds

                           USAA TAX EXEMPT FUND, INC.

PART C.  OTHER INFORMATION
         -----------------

Item 23. EXHIBITS

EXHIBIT NO.                DESCRIPTION OF EXHIBITS

     1   (a)      Articles of Incorporation dated November 13, 1981 (1)
         (b) Articles of Amendment to Articles of Incorporation dated December 18, 1981 (1)
         (c)      Articles Supplementary dated December 21, 1983 (1)
         (d) Articles of Amendment to Articles of Incorporation dated July 17, 1984 (1)
         (e)      Articles Supplementary dated July 27, 1984 (1)
         (f)      Articles Supplementary dated August 1, 1985 (1)
         (g)      Articles Supplementary dated January 17, 1986 (1)
         (h)      Articles Supplementary dated September 15, 1988 (1)
         (i)      Articles Supplementary dated May 18, 1989 (1)
         (j)      Articles Supplementary dated August 24, 1989 (1)
         (k)      Articles Supplementary dated January 29, 1990 (1)
         (l)      Articles Supplementary dated July 25, 1990 (1)
         (m)      Articles Supplementary dated May 2, 1991 (1)
         (n)      Articles Supplementary dated September 9, 1991 (1)
         (o)      Articles Supplementary dated May 12, 1992 (1)
         (p) Articles of Amendment to Articles of Incorporation dated July 22, 1992 (1)
         (q)      Articles Supplementary dated October 28, 1992 (1)
         (r)      Articles Supplementary dated January 28, 1993 (1)
         (s)      Articles Supplementary dated March 23, 1993 (1)
         (t)      Articles Supplementary dated May 5, 1993 (1)
         (u)      Articles Supplementary dated November 8, 1993 (1)
         (v)      Articles Supplementary dated January 18, 1994 (1)
         (w)      Articles Supplementary dated April 11, 1994 (1)
         (x)      Articles Supplementary dated July 9, 1997 (4)
         (y)      Articles Supplementary dated March 4, 1998 (5)
         (z)      Articles Supplementary dated April 3, 1998 (5)

     2            Bylaws as amended July 19, 2000  (7)

     3            SPECIMEN CERTIFICATES FOR SHARES OF
         (a)      Short-Term Fund (1)
         (b)      Intermediate-Term Fund (1)
         (c)      Long-Term Fund (1)
         (d)      Tax Exempt Money Market Fund (1)
         (e)      California Bond Fund (1)
         (f)      California Money Market Fund (1)
         (g)      New York Bond Fund (1)
         (h)      New York Money Market Fund (1)
         (i)      Virginia Bond Fund (1)
         (j)      Virginia Money Market Fund (1)

EXHIBIT NO.        DESCRIPTION OF EXHIBITS


     4   (a)      Form of Advisory Agreement (filed herewith)
         (b)      Form of Administration and Servicing Agreement (filed
                    herewith)


     5   (a)      Underwriting Agreement dated July 25, 1990 (1)
         (b)      Letter Agreement dated July 26, 1990 adding New York Bond
                    Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)

     6            Not Applicable

     7   (a)      Custodian Agreement dated June 23, 1989 (1)
         (b)      Letter Agreement dated July 26, 1990 adding New York Bond
                    Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)
         (c)      Subcustodian Agreement dated March 24, 1994 (3)


     8   (a)      Transfer Agency Agreement dated January 23, 1992 (1)
         (b) Form of Transfer Agency Agreement Fee Schedules for Long-Term Fund, Intermediate-Term Fund, Short-Term Fund, Tax Exempt Money Market Fund, California Bond Fund, California Money Market Fund, New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (filed herewith)
         (c)      Master Revolving Credit Facility Agreement with Bank of
                    America dated January 11, 2001 (filed herewith)
         (d)      Master Revolving Credit Facility Agreement with USAA Capital
                    Corporation dated January 11, 2001 ($400,000,000)
                    (filed herewith)

     9   (a)      Opinion of Counsel (5)
         (b)      Consent of Counsel (filed herewith)


    10            Consent of Independent Auditors (filed herewith)

    11            Omitted Financial statements - Not Applicable

    12            SUBSCRIPTIONS AND INVESTMENT LETTERS
         (a)      Short-Term Fund, Intermediate-Term Fund, and High-Yield Fund
                    dated December 7, 1981 (1)
         (b)      California Bond Fund and California Money Market Fund dated
                    June 23, 1989 and June 26, 1989 (1)
         (c)      New York Bond Fund, New York Money Market Fund, Virginia Bond
                    Fund, and Virginia Money Market Fund dated September 5, 1990 (1)

    13            12b-1 Plans - Not Applicable

    14            18f-3 Plans - Not Applicable

    15            Plan Adopting Multiple Class of Shares - Not Applicable


    16            CODE OF ETHICS  (filed herewith)

EXHIBIT NO.       DESCRIPTION OF EXHIBITS

    17            POWERS OF ATTORNEY
         (a)      Powers of Attorney for Robert G. Davis, Sherron A. Kirk,
                    David G. Peebles, Michael Reimherr, Richard A. Zucker, Barbara B. Dreeben, Laura T. Starks, and Robert L. Mason, dated July 19, 2000(7)

----------------------------

    (1) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 24, 1995.

    (2) Previously filed with Post-Effective Amendment No. 24 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on May 22, 1996.

    (3) Previously filed with Post-Effective Amendment No. 25 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 25, 1996.

    (4) Previously filed with Post-Effective Amendment No. 26 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 30, 1997.

    (5) Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on May 29, 1998.

    (6) Previously filed with Post-Effective Amendment No. 28 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on June 1, 1999.


    (7) Previously filed with Post-Effective Amendment No. 29 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 31, 2000.

Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
           -----------------------------------------------------------

             Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 25.   INDEMNIFICATION

             Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

             (a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant.

             (b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed
                  (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director, officer, agent or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances, even if the appropriate standard of conduct set forth above was not met. Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

                  Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) a written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

              Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

Item 27.     PRINCIPAL UNDERWRITERS

             (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Mutual Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

             (b) Following is information concerning directors and executive officers of USAA Investment Management Company.


Name and Principal           Position and Offices         Position and Offices
Business Address               with Underwriter             with Registrant
-----------------            --------------------         ---------------------

Robert G. Davis              Director and Chairman        Director and Chairman
9800 Fredericksburg Road      of the Board of              of the Board of
San Antonio, TX  78288        Directors                    Directors


Christopher W. Claus         Chief Executive Officer,     President, Director
9800 Fredericksburg Road      President, Director,         and Vice Chairman
San Antonio, TX  78288        and Vice Chairman of         of the Board of
                              the Board of Directors       Directors


David G. Peebles             Senior Vice President,       Vice President and
9800 Fredericksburg Road      Equity Investments           Director
San Antonio, TX  78288        and Director

Kenneth E. Willmann          Senior Vice President,       Vice President
9800 Fredericksburg Road      Fixed Income Investments
San Antonio, TX  78288        and Director

Michael D. Wagner            Vice President,              Secretary
9800 Fredericksburg Road      Secretary and Counsel
San Antonio, TX  78288


David M. Holmes              Senior Vice President,       Treasurer
9800 Fredericksburg Road      Senior Financial Officer,
San Antonio, TX  78288        and Treasurer

Mark S. Howard               Vice President, Securities   Assistant Secretary
9800 Fredericksburg Road      Counsel and Compliance,
San Antonio, TX  78288        and Assistant Secretary


              (c)  Not Applicable.

Item 28.      LOCATION OF ACCOUNTS AND RECORDS

              The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

                           USAA Shareholder Account Services
                           10750 Robert F. McDermott Freeway
                           San Antonio, Texas 78288

                           State Street Bank and Trust Company
                           1776 Heritage Drive
                           North Quincy, Massachusetts 02171

Item 29.      MANAGEMENT SERVICES

              Not Applicable

Item 30.      UNDERTAKINGS

              None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of San Antonio and state of Texas on the 22th day of June, 2001.

                                      USAA TAX EXEMPT FUND, INC.

                                      /S/ CHRISTOPHER W. CLAUS
                                      --------------------------
                                      Christopher W. Claus
                                      President

     Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

   (Signature)                      (Title)                         (Date)


                                Chairman of the                  June 22, 2001
-------------------
Robert G. Davis                 Board of Directors


/S/ CHRISTOPHER W. CLAUS        Vice Chairman of the Board       June 22, 2001
------------------------
Christopher W. Claus            of Directors and President
                                (Principal Executive Officer)

/S/ DAVID M. HOLMES             Treasurer (Principal             June 22, 2001
-------------------
David M. Holmes                 Financial and
                                Accounting Officer)

/S/ DAVID G. PEEBLES            Director                         June 22, 2001
--------------------
David G. Peebles

/S/ ROBERT L. MASON             Director                         June 22, 2001
-------------------
Robert L. Mason

/S/ MICHAEL F. REIMHERR         Director                         June 22, 2001
-----------------------
Michael F. Reimherr

/S/ RICHARD A. ZUCKER           Director                         June 22, 2001
---------------------
Richard A. Zucker

                                Director
----------------------
Barbara B. Dreeben

/S/ LAURA T. STARKS             Director                         June 22, 2001
-------------------
Laura T. Starks

                                  Exhibit Index

EXHIBIT                    ITEM                                     PAGE NO. *
-------                    ----                                     ----------

     1   (a)     Articles of Incorporation dated November 13, 1981 (1)
         (b) Articles of Amendment to Articles of Incorporation dated December 18, 1981 (1)
         (c)     Articles Supplementary dated December 21, 1983 (1)
         (d) Articles of Amendment to Articles of Incorporation dated July 17, 1984 (1)
         (e)     Articles Supplementary dated July 27, 1984 (1)
         (f)     Articles Supplementary dated August 1, 1985 (1)
         (g)     Articles Supplementary dated January 17, 1986 (1)
         (h)     Articles Supplementary dated September 15, 1988 (1)
         (i)     Articles Supplementary dated May 18, 1989 (1)
         (j)     Articles Supplementary dated August 24, 1989 (1)
         (k)     Articles Supplementary dated January 29, 1990 (1)
         (l)     Articles Supplementary dated July 25, 1990 (1)
         (m)     Articles Supplementary dated May 2, 1991 (1)
         (n)     Articles Supplementary dated September 9, 1991 (1)
         (o)     Articles Supplementary dated May 12, 1992 (1)
         (p)     Articles of Amendment to Articles of Incorporation dated
                   July 22, 1992 (1)
         (q)     Articles Supplementary dated October 28, 1992 (1)
         (r)     Articles Supplementary dated January 28, 1993 (1)
         (s)     Articles Supplementary dated March 23, 1993 (1)
         (t)     Articles Supplementary dated May 5, 1993 (1)
         (u)     Articles Supplementary dated November 8, 1993 (1)
         (v)     Articles Supplementary dated January 18, 1994 (1)
         (w)     Articles Supplementary dated April 11, 1994 (1)
         (x)     Articles Supplementary dated July 9, 1997 (4)
         (y)     Articles Supplementary dated March 4, 1998 (5)
         (z)     Articles Supplementary dated April 3, 1998 (5)

     2           Bylaws as amended July 19, 2000 (7)

     3           SPECIMEN CERTIFICATES FOR SHARES OF
         (a)     Short-Term Fund (1)
         (b)     Intermediate-Term Fund (1)
         (c)     Long-Term Fund (1)
         (d)     Tax Exempt Money Market Fund (1)
         (e)     California Bond Fund (1)
         (f)     California Money Market Fund (1)
         (g)     New York Bond Fund (1)
         (h)     New York Money Market Fund (1)
         (i)     Virginia Bond Fund (1)
         (j)     Virginia Money Market Fund (1)


     4   (a)     Form of Advisory Agreement  (filed herewith)              265
         (b)     Form of Administration and Servicing Agreement (filed
                   herewith)                                               279

                              Exhibit Index, cont.

EXHIBIT                   ITEM                                      PAGE NO. *
-------                   ----                                      ----------
     5   (a)     Underwriting Agreement dated July 25, 1990 (1)
         (b)     Letter Agreement dated July 26, 1990 adding New York
                   Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)

     6           Not Applicable

     7   (a)     Custodian Agreement dated June 23, 1989 (1)
         (b) Letter Agreement dated July 26, 1990 adding New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)
         (c)     Subcustodian Agreement dated March 24, 1994 (3)


     8   (a)     Transfer Agency Agreement dated January 23, 1992 (1)
         (b)     Form of Transfer Agency Agreement Fee Schedules for
                   Long-Term Fund, Intermediate-Term Fund, Short-Term Fund, Tax Exempt Money Market Fund, California Bond Fund, California Money Market Fund, New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money
                   Market Fund (filed herewith)                            286
         (c)     Master Revolving Credit Facility Agreement with Bank of
                   America dated January 11, 2001 (filed herewith)         297
         (d)     Master Revolving Credit Facility Agreement with USAA
                   Capital Corporation dated January 11, 2000 ($400,000,000)
                   (filed herewith)                                        321
    9    (a)     Opinion of Counsel (5)
         (b)     Consent of Counsel (filed herewith)                       354

    10           Consent of Independent Auditors (filed herewith)          356


    11           Omitted Financial statements - Not Applicable

    12           SUBSCRIPTIONS AND INVESTMENT LETTERS
         (a) Short-Term Fund, Intermediate-Term Fund, and High-Yield Fund dated December 7, 1981 (1)
         (b) California Bond Fund and California Money Market Fund dated June 23, 1989 and June 26, 1989 (1)
         (c) New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund dated
                   September 5, 1990 (1)

    13           12b-1 Plans - Not Applicable

    14           18f-3 Plans - Not Applicable

    15           Plan Adopting Multiple Class of Shares - Not Applicable


    16           CODE OF ETHICS (filed herewith)                           358

                              Exhibit Index, cont.
EXHIBIT  ITEM                                                      PAGE NO. *
-------  ----                                                      ----------
    17           POWERS OF ATTORNEY
         (a) Powers of Attorney for Robert G. Davis, Sherron A. Kirk, David G. Peebles, Michael F. Reimherr, Robert L. Mason, Barbara B. Dreeben, Laura T. Starks, and Richard A. Zucker dated July 19, 2000 (7)

------------------------

 (1) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 24, 1995.

 (2) Previously filed with Post-Effective Amendment No. 24 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on May 22, 1996.

 (3) Previously filed with Post-Effective Amendment No. 25 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 25, 1996.

  (4) Previously filed with Post-Effective Amendment No. 26 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 30, 1997.

  (5) Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on May 29, 1998.

  (6) Previously filed with Post-Effective Amendment No. 28 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on June
      1, 1999.


  (7) Previously filed with Post-Effective Amendment No. 29 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 31, 2000.


--------------------------------------------------------

   *  Refers to sequentially numbered pages